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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5199
SteinRoe Variable Investment Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty Asset Allocation Fund, Variable Series

		Shares	Value ($)
Common Stocks – 64.6%

CONSUMER DISCRETIONARY – 8.1%

Auto Components – 0.1%

	Autoliv, Inc.	820	33,128
	BorgWarner, Inc.	1,800	77,922
	Gentex Corp.	1,400	49,182
	Johnson Controls, Inc.	1,300	73,853
	Lear Corp.	1,800	98,010
	Modine Manufacturing Co.	700	21,077
	Standard Motor Products, Inc.	1,700	25,687
	Superior Industries International	1,800	53,910
	Auto Components Total		432,769

Automobiles – 0.3%

	Honda Motor Co., Ltd.	15,200	741,119
	Automobiles Total		741,119

Distributors – 0.0%

	Brightpoint, Inc. (a)	2,700	46,440
	Distributors Total		46,440

Hotels, Restaurants & Leisure – 1.5%

	Alliance Gaming Corp. (a)	2,900	43,674
	Applebee’s International, Inc.	1,660	41,965
	Bally Total Fitness Holding Corp. (a)	2,900	10,556
	Bob Evans Farms, Inc.	975	26,481
	Brinker International, Inc. (a)	2,600	80,990
	Buca, Inc. (a)	4,300	18,232
	Carnival Corp.	11,000	520,190
	Carnival PLC	10,233	505,481
	Cheesecake Factory, Inc. (a)	900	39,060
	Compass Group PLC	88,620	354,992
	Darden Restaurants, Inc.	1,400	32,648
	Dave & Buster’s, Inc. (a)	2,100	39,858
	Four Seasons Hotels, Inc.	310	19,871
	Gaylord Entertainment Co. (a)	2,600	80,600
	Harrah’s Entertainment, Inc.	5,467	289,642
	Hilton Hotels Corp.	10,655	200,740
	Landry’s Restaurants, Inc.	1,600	43,664
	Lone Star Steakhouse & Saloon	2,000	51,660
	Marcus Corp.	2,100	40,887
	Marriott International, Inc., Class A	16,895	877,864
	McDonald’s Corp.	10,635	298,099
	Pinnacle Entertainment, Inc. (a)	3,800	52,440
	Scientific Games Corp., Class A (a)	7,300	139,430

		Shares	Value ($)
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Hotels, Restaurants & Leisure – (continued)

	Six Flags, Inc. (a)	7,700	41,888
	Starwood Hotels & Resorts Worldwide, Inc.	1,870	86,805
	Yum! Brands, Inc.	3,020	122,793
	Hotels, Restaurants & Leisure Total		4,060,510

Household Durables – 0.3

	American Greetings Corp., Class A (a)	1,200	30,144
	Centex Corp.	800	40,368
	CSS Industries, Inc.	1,000	30,940
	D.R. Horton, Inc.	1,540	50,989
	Harman International Industries, Inc.	200	21,550
	Kimball International, Inc., Class B	2,100	29,148
	Koninklijke (Royal) Philips Electronics NV (a)	25,100	576,836
	Newell Rubbermaid, Inc.	2,800	56,112
	Pulte Homes, Inc.	300	18,411
	Russ Berrie & Co., Inc.	700	14,105
	Household Durables Total		868,603

Internet & Catalog Retail – 0.2

	eBay, Inc. (a)	7,760	713,455
	Internet & Catalog Retail Total		713,455

Leisure Equipment & Products – 0.1

	Action Performance Companies, Inc.	2,400	24,312
	JAKKS Pacific, Inc. (a)	900	20,700
	M&F Worldwide Corp. (a)	1,800	23,418
	Marvel Enterprises, Inc. (a)	6,000	87,360
	Mattel, Inc.	2,300	41,699
	Leisure Equipment & Products Total		197,489

Media – 1.8

	4Kids Entertainment, Inc. (a)	2,000	40,400
	Arbitron, Inc. (a)	1,800	65,898
	British Sky Broadcasting PLC	37,000	321,672
	Clear Channel Communications, Inc.	11,162	347,920
	Cumulus Media, Inc., Class A (a)	3,700	53,243
	EMI Group PLC	87,200	349,436
	Grupo Televisa SA, ADR	7,400	390,202
	Journal Communications, Inc.	1,400	24,556
	Knight-Ridder, Inc.	600	39,270

		Shares	Value ($)
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Media – (continued)

	Lamar Advertising Co., Class A (a)	900	37,449
	Liberty Corp.	900	35,766
	Lin TV Corp., Class A (a)	3,900	75,972
	McGraw-Hill Companies, Inc.	7,876	627,638
	Media General, Inc., Class A	600	33,570
	Mediacom Communications Corp. (a)	4,300	28,079
	New York Times Co., Class A	1,400	54,740
	News Corp., Ltd.	30,846	253,706
	Omnicom Group	5,600	409,136
	Radio One, Inc., Class D (a)	3,800	54,074
	Sinclair Broadcast Group, Inc., Class A	8,100	59,130
	Time Warner, Inc. (a)	41,324	666,969
	TiVo, Inc. (a)	5,800	38,396
	Univision Communications, Inc., Class A (a)	2,240	70,806
	Viacom, Inc., Class A	6,953	236,402
	XM Satellite Radio Holdings, Inc., Class A (a)	21,590	669,722
	Media Total		4,984,152

Multiline Retail – 0.3

	Federated Department Stores, Inc.	3,700	168,091
	Fred’s, Inc.	2,700	48,492
	Ito-Yokado Co., Ltd.	12,000	412,566
	May Department Stores Co.	5,673	145,399
	Shopko Stores, Inc. (a)	1,400	24,374
	Multiline Retail Total		798,922

Specialty Retail – 2.8%

	Bed Bath & Beyond, Inc. (a)	18,740	695,441
	Best Buy Co., Inc.	16,100	873,264
	Boise Cascade Corp.	1,800	59,904
	Bombay Co., Inc. (a)	7,500	54,975
	Borders Group, Inc.	3,200	79,360
	Building Material Holding Corp.	900	24,768
	Chico’s FAS, Inc. (a)	28,220	965,124
	Compucom Systems, Inc. (a)	5,000	22,900
	Cost Plus, Inc. (a)	2,400	84,912
	Fast Retailing Co., Ltd.	4,800	327,005
	GameStop Corp., Class A (a)	2,200	40,722
	Goody’s Family Clothing, Inc.	2,700	22,734
	Home Depot, Inc.	17,982	706,973
	Jarden Corp. (a)	3,150	114,944

		Shares	Value ($)
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Specialty Retail – (continued)

	Limited Brands	14,151	315,426
	Lowe’s Companies, Inc.	20,220	1,098,957
	Monro Muffler, Inc. (a)	2,000	43,700
	Movie Gallery, Inc.	600	10,518
	Office Depot, Inc. (a)	34,079	512,207
	Pacific Sunwear of California, Inc. (a)	2,600	54,730
	Party City Corp. (a)	2,500	36,925
	PETCO Animal Supplies, Inc. (a)	3,100	101,246
	PETsMART, Inc.	1,900	53,941
	Pier 1 Imports, Inc.	1,600	28,928
	Rent-Way, Inc. (a)	2,300	15,755
	Ross Stores, Inc.	2,200	51,568
	Sharper Image Corp. (a)	3,100	66,495
	Staples, Inc.	34,610	1,032,070
	TBC Corp. (a)	600	13,404
	TJX Companies, Inc.	5,300	116,812
	Urban Outfitters, Inc. (a)	1,100	37,840
	Specialty Retail Total		7,663,548

Textiles, Apparel & Luxury Goods – 0.7

	Adidas Salomon SA	3,400	475,509
	Carter’s, Inc. (a)	1,900	52,611
	Coach, Inc. (a)	15,979	677,829
	Culp, Inc. (a)	300	2,205
	Delta Apparel, Inc.	600	14,280
	Hampshire Group Ltd. (a)	1,100	34,716
	Kellwood Co.	1,400	51,030
	NIKE, Inc., Class B	6,000	472,800
	Russell Corp.	1,600	26,944
	Stride Rite Corp.	2,000	20,500
	Tandy Brands Accessories, Inc.	1,000	14,250
	Wolverine World Wide, Inc.	1,800	45,360
	Textiles, Apparel & Luxury Goods Total		1,888,034
	CONSUMER DISCRETIONARY TOTAL		22,395,041

CONSUMER STAPLES – 5.2%

Beverages – 1.0%

	Diageo PLC	49,200	615,696
	Pepsi Bottling Group, Inc.	2,600	70,590
	PepsiCo, Inc.	41,419	2,015,034
	Beverages Total		2,701,320

		Shares	Value ($)
Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Food & Staples Retailing – 0.8
	BJ’s Wholesale Club, Inc. (a)	800	21,872
	Costco Wholesale Corp.	38,521	1,600,933
	Performance Food Group Co. (a)	1,100	26,070
	Sysco Corp.	15,390	460,469
	Whole Foods Market, Inc.	600	51,474
	Winn-Dixie Stores, Inc.	2,100	6,489
	Food & Staples Retailing Total		2,167,307

Food Products – 1.2%

	Bunge Ltd.	6,100	243,878
	Central Garden and Pet Co. (a)	400	12,248
	ConAgra Foods, Inc.	22,102	568,242
	Corn Products International, Inc.	1,600	73,760
	Dean Foods Co. (a)	7,620	228,752
	Hershey Foods Corp.	9,400	439,074
	Hormel Foods Corp.	1,600	42,848
	John B. Sanfilippo & Son, Inc. (a)	500	13,100
	Kraft Foods, Inc.	23,511	745,769
	Nestle SA, Registered Shares	2,990	686,654
	Omega Protein Corp. (a)	2,200	16,940
	Royal Numico NV (a)	9,227	294,381
	Food Products Total		3,365,646

Household Products – 1.2%

	Clorox Co.	13,544	721,895
	Kimberly-Clark Corp.	11,582	748,082
	Procter & Gamble Co.	33,883	1,833,748
	Household Products Total		3,303,725

Personal Products – 0.6%

	Alberto-Culver Co., Class B	16,955	737,203
	Avon Products, Inc.	17,700	773,136
	Personal Products Total		1,510,339

Tobacco – 0.4%

	Altria Group, Inc.	24,525	1,153,656
	Tobacco Total	1,153,656
	CONSUMER STAPLES TOTAL		14,201,993

ENERGY – 5.0%

Energy Equipment & Services – 0.8%

	Baker Hughes, Inc.	1,880	82,193
	BJ Services Co.	2,960	155,134
	Cooper Cameron Corp. (a)	500	27,420
	Halliburton Co.	19,371	652,609

		Shares	Value ($)
Common Stocks – (continued)

ENERGY – (continued)

Energy Equipment & Services – (continued)

	Key Energy Services, Inc. (a)	4,700	51,935
	Lufkin Industries, Inc.	1,300	48,386
	Maverick Tube Corp. (a)	1,700	52,377
	Nabors Industries Ltd. (a)	750	35,512
	National-Oilwell, Inc. (a)	11,980	393,663
	Noble Corp. (a)	1,300	58,435
	Patterson-UTI Energy, Inc.	3,610	68,843
	Smith International, Inc. (a)	3,900	236,847
	Transocean, Inc. (a)	1,800	64,404
	Unit Corp. (a)	2,200	77,176
	Universal Compression Holdings, Inc. (a)	1,100	37,477
	Weatherford International Ltd. (a)	1,200	61,218
	Willbros Group, Inc. (a)	3,300	49,203
	Energy Equipment & Services Total		2,152,832
Oil & Gas – 4.2%

	Amerada Hess Corp.	1,700	151,300
	Apache Corp.	690	34,576
	BP PLC	110,800	1,060,924
	BP PLC, ADR	27,385	1,575,459
	Carrizo Oil & Gas, Inc. (a)	3,800	36,366
	ChevronTexaco Corp.	6,162	330,530
	Cimarex Energy Co. (a)	1,000	34,940
	ConocoPhillips	19,772	1,638,110
	Edge Petroleum Corp. (a)	1,500	23,955
	Energy Partners Ltd. (a)	2,600	42,328
	EOG Resources, Inc.	5,440	358,224
	Exxon Mobil Corp.	44,487	2,150,057
	Harvest Natural Resources, Inc. (a)	2,700	44,820
	Magnum Hunter Resources, Inc (a)	3,100	35,774
	Marathon Oil Corp.	21,508	887,850
	Mission Resources Corp. (a)	5,400	33,966
	Murphy Oil Corp.	230	19,957
	Range Resources Corp.	2,000	34,980
	Royal Dutch Petroleum Co.	6,360	328,212
	Royal Dutch Petroleum Co., N.Y. Shares	13,149	678,488
	Shell Transport & Trading Co., PLC	81,900	602,410
	Stone Energy Corp. (a)	1,100	48,136
	Total SA	4,850	989,918

		Shares	Value ($)
Common Stocks – (continued)

ENERGY – (continued)

Oil & Gas – (continued)

	Ultra Petroleum Corp. (a)	100	4,911
	Western Gas Resources, Inc.	3,100	88,629
	Whiting Petroleum Corp. (a)	800	24,320
	XTO Energy, Inc.	9,866	320,448
	Oil & Gas Total		11,579,588
	ENERGY TOTAL		13,732,420

FINANCIALS – 13.7%

Capital Markets – 1.6%

	Bank of New York Co., Inc.	28,176	821,894
	Bear Stearns Companies, Inc.	800	76,936
	E*TRADE Financial Corp. (a)	3,860	44,081
	Goldman Sachs Group, Inc.	10,037	935,850
	Janus Capital Group, Inc.	7,300	99,353
	Jefferies Group, Inc.	2,400	82,728
	LaBranche & Co., Inc. (a)	1,800	15,210
	Lehman Brothers Holdings, Inc.	1,000	79,720
	Merrill Lynch & Co., Inc.	11,700	581,724
	Morgan Stanley	10,353	510,403
	State Street Corp.	8,502	363,120
	UBS AG	11,350	801,451
	Capital Markets Total		4,412,470

Commercial Banks – 4.0%

	Bancfirst Corp.	200	12,824
	Banco Santander Central Hispano SA	55,500	542,528
	Bancorpsouth, Inc.	1,500	34,485
	BancTrust Financial Group, Inc.	1,300	24,440
	Bank Austria Creditanstalt	7,100	504,378
	Bank of Granite Corp.	1,400	27,174
	Banknorth Group, Inc.	2,700	94,500
	Boston Private Financial Holdings, Inc.	2,300	57,408
	Bryn Mawr Bank Corp.	1,700	34,136
	Capitol Bancorp Ltd.	1,500	44,010
	Chemical Financial Corp.	1,410	51,493
	Chittenden Corp.	2,000	54,500
	City National Corp.	1,300	84,435
	Columbia Banking Systems, Inc.	1,200	28,548
	Community Trust Bancorp, Inc.	800	24,864
	Corus Bankshares, Inc.	1,300	56,069
	Cullen/Frost Bankers, Inc.	800	37,176
	DBS Group Holdings Ltd.	31,000	294,532

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Commercial Banks – (continued)

	Dexia	24,800	461,777
	East-West Bancorp, Inc.	2,200	73,898
	First Citizens BancShares, Inc., Class A	200	23,600
	First Financial Bankshares, Inc.	675	27,108
	Greater Bay Bancorp	1,100	31,625
	Hancock Holding Co.	700	22,253
	ITLA Capital Corp. (a)	700	32,340
	Kookmin Bank, ADR (a)	16,060	511,351
	MASSBANK Corp.	500	18,570
	Mercantile Bank Corp.	1,785	62,189
	Merchants Bancshares, Inc.	1,100	31,625
	Mid-State Bancshares	2,000	51,460
	Mitsubishi Tokyo Financial Group, Inc.	100	835,288
	National City Corp.	15,565	601,120
	North Fork Bancorporation, Inc.	8,300	368,935
	Northrim BanCorp, Inc.	1,000	21,850
	OTP Bank	13,500	597,569
	Prosperity Bancshares, Inc.	2,700	72,144
	Riggs National Corp.	1,200	26,640
	S.Y. Bancorp, Inc.	200	4,514
	Sanpaolo IMI S.p.A.	37,400	422,628
	Sterling Bancshares, Inc.	3,500	47,075
	TCF Financial Corp.	1,800	54,522
	Trico Bancshares	2,800	58,576
	U.S. Bancorp	45,477	1,314,285
	UCBH Holdings, Inc.	900	35,163
	UMB Financial Corp.	1,000	47,670
	Uniao de Bancos Brasileiros SA , GDR	17,200	416,756
	UnionBanCal Corp.	400	23,684
	Wachovia Corp.	15,811	742,327
	Wells Fargo & Co.	32,244	1,922,710
	Whitney Holding Corp.	1,000	42,000
	Wintrust Financial Corp.	600	35,246
	Zions Bancorporation	600	36,624
	Commercial Banks Total		11,082,622

Consumer Finance – 0.6%

	American Express Co.	14,600	751,316
	Cash America International, Inc.	2,600	63,596

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Consumer Finance – (continued)
	MBNA Corp.	27,709	698,267
	Consumer Finance Total		1,513,179

Diversified Financial Services – 2.1%

	ACE Cash Express, Inc. (a)	2,100	54,684
	Citigroup, Inc.	65,567	2,892,816
	Commercial Capital Bancorp, Inc.	2,633	59,743
	Greenhill & Co., Inc.	2,400	56,640
	JPMorgan Chase & Co.	42,828	1,701,556
	Metris Companies, Inc. (a)	4,300	42,054
	MFC Bancorp Ltd. (a)	3,500	64,190
	MTC Technologies, Inc. (a)	2,600	71,838
	National Financial Partners Corp.	1,300	46,514
	Nomura Holdings, Inc.	57,000	733,593
	QC Holdings, Inc. (a)	1,000	15,930
	Diversified Financial Services Total		5,739,558

Insurance – 3.5%

	Aflac, Inc.	8,414	329,913
	Alleanza Assicurazioni S.p.A.	51,650	598,285
	Ambac Financial Group, Inc.	10,213	816,529
	American International Group, Inc.	25,887	1,760,057
	AmerUs Group Co.	600	24,600
	Axa	21,700	440,406
	Baldwin & Lyons, Inc., Class B	100	2,524
	Chubb Corp.	8,656	608,344
	Cincinnati Financial Corp.	735	30,297
	CNA Surety Corp. (a)	2,300	24,380
	Commerce Group, Inc.	700	33,880
	Delphi Financial Group, Inc., Class A	1,300	52,221
	Harleysville Group, Inc.	1,800	37,188
	Hartford Financial Services Group, Inc.	7,695	476,551
	Horace Mann Educators Corp.	1,700	29,886
	Infinity Property & Casualty Corp.	3,000	88,590
	Kansas City Life Insurance Co.	200	8,514
	Lincoln National Corp.	15,893	746,971
	Loews Corp.	700	40,950
	Marsh & McLennan Companies, Inc.	6,808	311,534
	Nationwide Financial Services, Inc., Class A	1,300	45,643
	Navigators Group, Inc. (a)	700	20,468
	Old Republic International Corp.	600	15,018

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)

	Philadelphia Consolidated Holding Co. (a)	1,400	77,168
	Phoenix Companies, Inc.	3,500	36,470
	ProCentury Corp.	2,600	25,870
	Progressive Corp.	2,100	177,975
	Prudential PLC	59,300	484,766
	Quanta Capital Holdings Ltd. (a)	3,000	24,450
	RenaissanceRe Holdings Ltd.	11,400	588,012
	RLI Corp.	1,100	41,305
	St. Paul Travelers Companies, Inc.	1,100	36,366
	Swiss Re, Registered Shares	5,250	303,103
	UICI	600	19,644
	United National Group Ltd. (a)	1,600	23,232
	Universal American Financial Corp. (a)	1,500	19,395
	Willis Group Holdings Ltd.	13,475	503,965
	XL Capital Ltd., Class A	8,336	616,781
	Insurance Total		9,521,251

Real Estate – 1.3%

	Alexandria Real Estate Equities, Inc., REIT	2,555	167,915
	American Financial Realty Trust, REIT	1,700	23,987
	Archstone-Smith Trust, REIT	12,324	389,931
	AvalonBay Communities, Inc.	4,600	276,387
	BioMed Realty Trust, Inc.	2,600	45,734
	Boston Properties, Inc., REIT	670	37,111
	Boykin Lodging Co., REIT (a)	2,900	24,389
	Brandywine Realty Trust	1,100	31,328
	Brookfield Properties Co., REIT	1,210	39,035
	CenterPoint Properties Trust, REIT	1,370	59,705
	Corporate Office Properties Trust	1,160	29,719
	Cousins Properties, Inc., REIT	3,650	125,231
	Duke Realty Corp., REIT	2,020	67,064
	Eastgroup Properties, Inc., REIT	1,300	43,160
	Equity Office Properties Trust, REIT	2,730	74,393
	Equity One, Inc., REIT	1,700	33,354
	Equity Residential, REIT	3,805	117,955
	Essex Property Trust, Inc., REIT	340	24,429
	First Potomac Realty Trust, REIT	1,500	30,990
	General Growth Properties, Inc., REIT	3,440	106,640
	Getty Realty Corp., REIT	1,100	28,842

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Real Estate – (continued)

	Gladstone Commercial Corp., REIT	1,300	21,073
	Host Marriott Corp. (a)	11,300	158,539
	iStar Financial, Inc., REIT	3,420	141,007
	Kimco Realty Corp., REIT	8,482	435,127
	La Quinta Corp., REIT (a)	5,620	43,836
	Liberty Property Trust, REIT	1,355	53,983
	Mid-America Apartment Communities, Inc., REIT	1,300	50,635
	Nationwide Health Properties, Inc., REIT	2,200	45,650
	Newcastle Investment Corp., REIT	1,830	56,181
	Pan Pacific Retail Properties, Inc., REIT	875	47,338
	ProLogis, REIT	2,935	103,429
	PS Business Parks, Inc., REIT	1,600	63,760
	Public Storage, Inc., REIT	1,795	88,942
	Regency Centers Corp., REIT	1,960	91,120
	Simon Property Group, Inc., REIT	2,410	129,248
	SL Green Realty Corp., REIT	780	40,412
	St. Joe Co., REIT	2,280	108,916
	Tanger Factory Outlet Centers, Inc., REIT	800	35,824
	United Dominion Realty Trust, Inc., REIT	1,510	29,943
	Universal Health Realty Income Trust, REIT	700	21,210
	Urstadt Biddle Properties, Inc., Class A, REIT	1,700	25,908
	Vornado Realty Trust, REIT	1,665	104,362
	Real Estate Total		3,673,742

Thrifts & Mortgage Finance – 0.6%

	Countrywide Financial Corp.	10,782	424,703
	Federal Home Loan Mortgage Corp.	9,047	590,226
	Golden West Financial Corp.	1,900	210,805
	GreenPoint Financial Corp.	2,050	94,833
	PMI Group, Inc.	2,800	113,624
	Radian Group, Inc.	1,800	83,214
	Sovereign Bancorp, Inc.	5,400	117,828

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Thrifts & Mortgage Finance – (continued)

	Webster Financial Corp.	1,800	88,902
	Thrifts & Mortgage Finance Total		1,724,135
	FINANCIALS TOTAL		37,666,957

HEALTH CARE – 8.2%

Biotechnology – 0.8%

	Amgen, Inc. (a)	8,140	461,375
	Amylin Pharmaceuticals, Inc. (a)	3,040	62,381
	Biogen Idec, Inc. (a)	4,800	293,616
	BioMarin Pharmaceuticals, Inc. (a)	6,100	31,659
	Cell Therapeutics, Inc. (a)	6,600	45,276
	Cytogen Corp. (a)	3,100	32,674
	Exact Sciences Corp. (a)	4,400	14,520
	Gen-Probe, Inc. (a)	1,530	61,001
	Genentech, Inc. (a)	14,800	775,816
	Genzyme Corp. (a)	1,520	82,703
	ImClone Systems, Inc. (a)	300	15,855
	Martek Biosciences Corp. (a)	900	43,776
	Neopharm, Inc. (a)	6,206	53,123
	Neurocrine Biosciences, Inc. (a)	1,500	70,740
	Protein Design Labs, Inc. (a)	3,100	60,698
	Telik, Inc. (a)	3,100	69,130
	Biotechnology Total		2,174,343

Health Care Equipment & Supplies – 2.3%

	Alcon, Inc.	7,650	613,530
	Beckman Coulter, Inc.	700	39,284
	Bio-Rad Laboratories, Inc., Class A (a)	1,500	76,650
	Biomet, Inc.	3,340	156,579
	Boston Scientific Corp. (a)	15,860	630,118
	Cardiac Science, Inc. (a)	11,400	21,888
	Conceptus, Inc. (a)	4,400	40,788
	Cytyc Corp. (a)	1,700	41,055
	Fisher Scientific International, Inc. (a)	1,770	103,244
	Integra LifeSciences Holdings Corp. (a)	2,300	73,853
	Kinetic Concepts, Inc. (a)	8,000	420,400
	LCA-Vision, Inc.	2,400	61,896
	Medical Action Industries, Inc. (a)	4,800	79,814
	Millipore Corp. (a)	1,300	62,205
	Palomar Medical Technologies, Inc. (a)	1,400	30,688
	Sola International, Inc. (a)	1,100	20,955

		Shares	Value ($)
Common Stocks – (continued)

HEALTH CARE – (continued)

Health Care Equipment & Supplies – (continued)

	SonoSite, Inc. (a)	2,900	75,545
	St. Jude Medical, Inc. (a)	11,430	860,336
	SurModics, Inc. (a)	2,100	49,875
	Thermo Electron Corp. (a)	22,630	611,463
	Varian Medical Systems, Inc. (a)	30,380	1,050,237
	Varian, Inc. (a)	1,300	49,231
	Zimmer Holdings, Inc. (a)	14,800	1,169,792
	Health Care Equipment & Supplies Total		6,339,426

Health Care Providers & Services – 1.4%

	Accredo Health, Inc. (a)	1,620	38,183
	Advisory Board Co. (a)	2,400	80,640
	Aetna, Inc.	13,331	1,332,167
	America Service Group, Inc. (a)	1,455	59,713
	Anthem, Inc. (a)	7,800	680,550
	Capital Senior Living Corp. (a)	800	3,840
	Caremark Rx, Inc. (a)	21,540	690,788
	Chronimed, Inc. (a)	2,200	13,244
	Community Health Systems, Inc. (a)	1,500	40,020
	Cross Country Healthcare, Inc. (a)	1,400	21,700
	DaVita, Inc. (a)	3,780	117,747
	First Health Group Corp. (a)	3,900	62,751
	Genesis HealthCare Corp. (a)	850	25,848
	Gentiva Health Services, Inc. (a)	1,700	27,829
	HCA, Inc.	1,600	61,040
	Hooper Holmes, Inc.	5,400	24,192
	Isolagen, Inc. (a)	4,600	43,470
	Kindred Healthcare, Inc. (a)	1,800	43,920
	LifePoint Hospitals, Inc. (a)	1,600	48,016
	McKesson Corp.	2,970	76,181
	OCA, Inc. (a)	3,500	16,590
	Parexel International Corp. (a)	2,300	45,080
	Pediatrix Medical Group, Inc. (a)	800	43,880
	Province Healthcare Co. (a)	1,100	23,012
	Stewart Enterprises, Inc., Class A (a)	5,300	36,835
	U.S. Physical Therapy, Inc. (a)	1,700	23,103
	UnitedHealth Group, Inc.	444	32,741
	WellPoint Health Networks, Inc. (a)	700	73,563
	Health Care Providers & Services Total		3,786,643

Pharmaceuticals – 3.7%

	Advancis Pharmaceutical Corp. (a)	5,700	46,455

		Shares	Value ($)
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)

	Atrix Labs, Inc. (a)	1,900	58,311
	Barr Pharmaceuticals, Inc. (a)	990	41,016
	Bone Care International, Inc. (a)	2,500	60,750
	Bristol-Myers Squibb Co.	10,817	256,038
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,500	11,550
	DepoMed, Inc. (a)	10,100	52,722
	DOV Pharmaceutical, Inc. (a)	4,200	71,988
	Elan Corp., PLC, ADR (a)	2,980	69,732
	Eli Lilly & Co.	8,800	528,440
	Endo Pharmaceuticals Holdings, Inc. (a)	2,210	40,576
	GlaxoSmithKline PLC	32,450	701,335
	IVAX Corp. (a)	2,188	41,891
	Johnson & Johnson	38,834	2,187,519
	Medicis Pharmaceutical Corp., Class A	3,850	150,304
	Merck & Co., Inc.	13,050	430,650
	Nektar Therapeutics (a)	6,700	97,016
	Novartis AG, Registered Shares	18,350	856,343
	Noven Pharmaceuticals, Inc. (a)	3,600	75,024
	Novo-Nordisk A/S, Class B	8,400	460,122
	Perrigo Co.	1,700	34,935
	Pfizer, Inc.	82,260	2,517,156
	Renovis, Inc. (a)	4,200	33,642
	Salix Pharmaceuticals Ltd. (a)	2,900	62,408
	Taro Pharmaceuticals Industries Ltd. (a)	1,500	35,070
	Teva Pharmaceutical Industries Ltd., ADR	49,360	1,280,892
	Pharmaceuticals Total		10,201,885
	HEALTH CARE TOTAL		22,502,297

INDUSTRIALS – 7.9%

Aerospace & Defense – 1.0%

	AAR Corp. (a)	2,386	29,706
	Alliant Techsystems, Inc. (a)	800	48,400
	DRS Technologies, Inc. (a)	2,400	89,856
	Esterline Technologies Corp. (a)	1,700	52,003
	General Dynamics Corp.	7,414	756,970
	Herley Industries, Inc. (a)	1,200	22,428
	Honeywell International, Inc.	9,055	324,712

		Shares	Value ($)
Common Stocks – (continued)

INDUSTRIALS – (continued)

Aerospace & Defense – (continued)

	Kaman Corp., Class A	2,200	26,268
	L-3 Communications Holdings, Inc.	510	34,170
	Ladish Co., Inc. (a)	2,500	22,875
	Northrop Grumman Corp.	600	31,998
	Precision Castparts Corp.	1,000	60,050
	Raytheon Co.	8,764	332,857
	United Defense Industries, Inc. (a)	1,000	39,990
	United Technologies Corp.	9,530	889,911
	Aerospace & Defense Total		2,762,194

Air Freight & Logistics – 0.1%

	C.H. Robinson Worldwide, Inc.	900	41,751
	CNF, Inc.	1,200	49,188
	EGL, Inc. (a)	2,700	81,702
	Expeditors International of Washington, Inc.	700	36,190
	HUB Group, Inc., Class A (a)	1,350	50,287
	Ryder System, Inc.	800	37,632
	UTI Worldwide, Inc.	1,300	76,453
	Air Freight & Logistics Total		373,203

Airlines – 0.0%

	AMR Corp. (a)	4,200	30,786
	FLYi, Inc. (a)	1,500	5,865
	MAIR Holdings, Inc. (a)	1,300	10,660
	Skywest, Inc.	1,700	25,585
	Airlines Total		72,896

Building Products – 0.0%

	Masco Corp.	1,090	37,638
	NCI Building Systems, Inc. (a)	1,300	41,470
	Building Products Total		79,108

Commercial Services & Supplies – 1.6%

	ABM Industries, Inc.	1,800	36,270
	ActivCard Corp. (a)	2,700	16,578
	Adecco SA, Registered Shares	8,700	433,438
	Adesa, Inc. (a)	1,600	26,288
	Angelica Corp.	1,300	32,344
	Avery Dennison Corp.	600	39,468
	Bellsystem 24, Inc.	700	177,135
	Brink’s Co.	4,200	126,714
	Career Education Corp. (a)	700	19,901
	Casella Waste Systems, Inc., Class A (a)	3,700	43,808

		Shares	Value ($)
Common Stocks – (continued)

INDUSTRIALS – (continued)

Commercial Services & Supplies – (continued)

	Cendant Corp.	44,866	969,106
	Century Business Services, Inc. (a)	2,254	10,120
	ChoicePoint, Inc. (a)	2,290	97,668
	Cintas Corp.	800	33,632
	Consolidated Graphics, Inc. (a)	1,700	71,230
	Corporate Executive Board Co.	2,620	160,449
	Danka Business Systems PLC, ADR (a)	2,500	9,500
	Educate, Inc. (a)	4,300	50,697
	Education Management Corp. (a)	1,760	46,886
	Electro Rent Corp. (a)	700	7,728
	First Consulting Group, Inc. (a)	210	995
	Healthcare Services Group, Inc.	2,050	36,818
	Imagistics International, Inc. (a)	1,800	60,480
	Laureate Education, Inc. (a)	1,600	59,552
	Lightbridge, Inc. (a)	2,900	13,978
	Manpower, Inc.	3,920	174,401
	MDC Partners, Inc., Class A (a)	4,900	62,132
	Navigant Consulting, Inc. (a)	2,700	59,292
	NCO Group, Inc. (a)	3,400	91,630
	Republic Services, Inc.	2,000	59,520
	Robert Half International, Inc.	1,480	38,140
	Secom Co., Ltd.	17,000	592,213
	Sourcecorp, Inc. (a)	1,100	24,354
	TeleTech Holdings, Inc. (a)	3,100	29,264
	Waste Management, Inc.	23,270	636,202
	Commercial Services & Supplies Total		4,347,931

Construction & Engineering – 0.1%

	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	2,300	68,977
	Comfort Systems USA, Inc. (a)	3,800	25,080
	Dycom Industries, Inc. (a)	1,700	48,263
	EMCOR Group, Inc. (a)	600	22,572
	Jacobs Engineering Group, Inc. (a)	1,470	56,286
	Mastec, Inc. (a)	700	3,675
	Quanta Services, Inc. (a)	1,100	6,655
	Washington Group International, Inc. (a)	1,100	38,082
	Construction & Engineering Total		269,590

		Shares	Value ($)
Common Stocks – (continued)

INDUSTRIALS – (continued)

Electrical Equipment – 0.6%

	Ametek, Inc.	1,700	51,544
	C&D Technologies, Inc.	1,700	32,334
	Genlyte Group, Inc. (a)	600	38,634
	Hubbell, Inc., Class B	800	35,864
	Plug Power, Inc. (a)	5,300	33,973
	Powell Industries, Inc. (a)	400	6,740
	Rockwell Automation, Inc.	12,200	472,140
	Ushio, Inc.	11,000	185,902
	Vestas Wind Systems A/S (a)	43,000	623,495
	Woodward Governor Co.	600	40,494
	Electrical Equipment Total		1,521,120

Industrial Conglomerates – 2.3%

	3M Co.	8,900	711,733
	BioSante Pharmaceuticals, Inc. (a)	1,400	12,614
	Carlisle Companies, Inc.	1,700	108,681
	General Electric Co.	79,046	2,654,365
	Siemens AG, Registered Shares	6,400	471,715
	Textron, Inc.	13,206	848,750
	Tyco International Ltd.	46,070	1,412,506
	Industrial Conglomerates Total		6,220,364

Machinery – 1.6%

	AGCO Corp. (a)	2,000	45,240
	Alamo Group, Inc.	800	14,968
	Atlas Copco AB, Class B	12,600	485,450
	Briggs & Stratton Corp.	600	48,720
	Cuno, Inc. (a)	1,400	80,850
	Deere & Co.	9,786	631,686
	Dover Corp.	1,100	42,757
	EnPro Industries, Inc. (a)	2,200	53,108
	Harsco Corp.	1,300	58,370
	Ingersoll-Rand Co., Ltd., Class A	17,328	1,177,784
	ITT Industries, Inc.	12,400	991,876
	Kadant, Inc. (a)	1,700	31,212
	Navistar International Corp. (a)	3,000	111,570
	Parker Hannifin Corp.	800	47,088
	RAE Systems, Inc. (a)	7,600	42,408
	Robbins & Myers, Inc.	1,686	37,092
	Stewart & Stevenson Services, Inc.	2,600	45,942
	Tecumseh Products Co., Class A	700	29,309
	UNOVA, Inc. (a)	300	4,215

		Shares	Value ($)
Common Stocks – (continued)

INDUSTRIALS – (continued)

Machinery – (continued)

	Volvo AB, Class B	10,000	353,354
	Machinery Total		4,332,999

Road & Rail – 0.4%

	Covenant Transport, Inc., Class A (a)	1,300	25,116
	Dollar Thrifty Automotive Group, Inc. (a)	1,100	26,763
	East Japan Railway Co.	167	865,587
	Genesee & Wyoming, Inc., Class A (a)	2,971	75,226
	Heartland Express, Inc.	3,600	66,420
	Sirva, Inc. (a)	2,700	61,830
	U.S. Xpress Enterprises, Inc., Class A (a)	700	12,978
	Werner Enterprises, Inc.	2,100	40,551
	Road & Rail Total		1,174,471

Trading Companies & Distributors – 0.2%

	Aceto Corp.	2,900	41,760
	Hughes Supply, Inc.	1,802	54,186
	Mitsubishi Corp.	49,000	530,463
	Watsco, Inc.	1,900	57,057
	Trading Companies & Distributors Total		683,466
	INDUSTRIALS TOTAL		21,837,342

INFORMATION TECHNOLOGY – 9.6%

Communications Equipment – 1.6%

	Anaren, Inc. (a)	2,200	29,612
	Andrew Corp. (a)	7,000	85,680
	Avaya, Inc. (a)	21,000	292,740
	Avocent Corp. (a)	920	23,948
	Belden CDT, Inc.	1,050	22,890
	Black Box Corp.	600	22,170
	Cisco Systems, Inc. (a)	74,700	1,352,070
	Comverse Technology, Inc. (a)	3,220	60,633
	F5 Networks, Inc. (a)	2,400	73,104
	Finisar Corp. (a)	12,800	16,640
	Foundry Networks, Inc. (a)	5,000	47,450
	Harris Corp.	700	38,458
	Inter-Tel, Inc.	2,393	51,737
	Juniper Networks, Inc. (a)	3,210	75,756
	Motorola, Inc.	10,900	196,636
	Netopia, Inc. (a)	3,800	8,132

	Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Communications Equipment – (continued)

NMS Communications Corp. (a)	6,000	29,280
Nokia Oyj, ADR	45,585	625,426
Polycom, Inc. (a)	2,320	45,982
QUALCOMM, Inc.	21,440	837,018
Telefonaktiebolaget LM Ericsson, Class B (a)	92,400	288,116
Tollgrade Communications, Inc. (a)	1,700	14,943
	Communications Equipment Total	4,238,421

Computers & Peripherals – 1.5%

Advanced Digital Information Corp. (a)	500	4,350
Applied Films Corp. (a)	2,500	45,025
Cray, Inc. (a)	8,200	28,946
Dell, Inc. (a)	25,460	906,376
Electronics for Imaging, Inc. (a)	500	8,120
EMC Corp. (a)	22,500	259,650
Hutchinson Technology, Inc. (a)	1,000	26,730
Hypercom Corp. (a)	3,500	25,830
Imation Corp.	300	10,677
Innovex, Inc. (a)	2,100	8,547
Intergraph Corp. (a)	661	17,960
International Business Machines Corp.	15,723	1,348,090
Lexmark International, Inc., Class A (a)	15,216	1,278,296
PalmSource, Inc. (a)	3,800	78,812
Pinnacle Systems, Inc. (a)	6,000	25,020
	Computers & Peripherals Total	4,072,429

Electronic Equipment & Instruments – 1.1%

Agilysys, Inc.	1,400	24,206
Amphenol Corp., Class A (a)	3,300	113,058
Anixter International, Inc. (a)	2,300	80,707
Arrow Electronics, Inc. (a)	2,600	58,708
AU Optronics Corp., ADR	13,000	162,760
AVX Corp.	3,600	42,660
Benchmark Electronics, Inc. (a)	850	25,330
CDW Corp.	620	35,979
Checkpoint Systems, Inc. (a)	1,700	26,469
Flextronics International Ltd. (a)	22,240	294,680
Flir Systems, Inc. (a)	600	35,100
Global Imaging Systems, Inc. (a)	2,400	74,592
Hoya Corp.	3,500	367,687
Identix, Inc. (a)	3,400	22,644
Itron, Inc. (a)	3,200	55,840

	Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Electronic Equipment & Instruments – (continued)

Littelfuse, Inc. (a)	1,900	65,607
MTS Systems Corp.	1,200	25,500
NU Horizons Electronics Corp. (a)	2,900	18,415
OSI Systems, Inc. (a)	3,700	59,570
Planar Systems, Inc. (a)	1,300	14,573
Samsung Electronics Co., Ltd., Registered Shares, GDR	3,850	765,204
Samsung Electronics Co., Ltd., GDR.	2,925	579,150
Vishay Intertechnology, Inc. (a)	2,500	32,250
	Electronic Equipment & Instruments Total	2,980,689

Internet Software & Services – 0.5%

Ask Jeeves, Inc. (a)	1,980	64,766
Corillian Corp. (a)	12,600	58,086
Digital River, Inc. (a)	2,100	62,538
Digitas, Inc. (a)	7,400	57,202
Equinix, Inc. (a)	1,400	43,078
Keynote Systems, Inc. (a)	2,200	31,152
Modem Media, Inc. (a)	2,000	10,760
PEC Solutions, Inc. (a)	500	5,860
Retek, Inc. (a)	12,600	57,456
Stellent, Inc. (a)	1,800	13,878
T-Online International AG (a)	34,340	373,744
Telecommunication Systems, Inc., Class A (a)	8,100	26,001
Yahoo!, Inc. (a)	19,580	663,958
	Internet Software & Services Total	1,468,479

IT Services – 0.7%

Accenture Ltd., Class A (a)	27,373	740,440
Acxiom Corp.	1,700	40,358
Affiliated Computer Services, Inc., Class A (a)	1,700	94,639
Cognizant Technology Solutions Corp. (a)	24,640	751,766
Computer Horizons Corp. (a)	3,100	13,423
DST Systems, Inc. (a)	700	31,129
Inforte Corp. (a)	2,100	14,490
Iron Mountain, Inc. (a)	2,390	80,902
Maximus, Inc. (a)	2,300	66,263
MPS Group, Inc. (a)	6,300	52,983

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – (continued)

	SunGard Data Systems, Inc. (a)	1,168	27,763
	It Services Total		1,914,156

Office Electronics – 0.3%

	Canon, Inc.	3,000	141,211
	Xerox Corp. (a)	48,998	689,892
	Zebra Technologies Corp., Class A (a)	1,200	73,212
	Office Electronics Total		904,315

Semiconductors & Semiconductor Equipment – 1.6%

	Advanced Micro Devices, Inc. (a)	6,150	79,950
	Altera Corp. (a)	15,780	308,815
	Artisan Components, Inc. (a)	2,800	81,508
	August Technology Corp. (a)	3,600	24,732
	Broadcom Corp., Class A (a)	11,600	316,564
	Brooks Automation, Inc. (a)	5,000	70,750
	DSP Group, Inc. (a)	1,600	33,680
	Entegris, Inc. (a)	8,300	69,222
	Exar Corp. (a)	1,700	24,072
	FEI Co. (a)	2,900	57,304
	Integrated Circuit Systems, Inc. (a)	1,500	32,250
	Intel Corp.	51,340	1,029,880
	IXYS Corp. (a)	6,700	48,106
	Laedis Technology, Inc.	3,600	40,608
	Linear Technology Corp.	5,790	209,830
	Marvell Technology Group Ltd. (a)	21,640	565,453
	Microchip Technology, Inc.	8,260	221,698
	Mykrolis Corp. (a)	4,100	41,287
	National Semiconductor Corp.	1,910	29,586
	Nikon Corp.	62,000	585,324
	NVIDIA Corp. (a)	3,800	55,176
	Pericom Semiconductor Corp. (a)	1,700	16,422
	Silicon Image, Inc. (a)	8,400	106,176
	Silicon Laboratories, Inc. (a)	2,580	85,372
	Silicon Storage Technology, Inc. (a)	7,600	48,412
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,085	236,227
	Ultratech, Inc. (a)	3,800	59,546
	Zoran Corp. (a)	1,400	22,008
	Semiconductors & Semiconductor Equipment Total		4,499,958

Software – 2.3%

	Activision, Inc. (a)	4,078	56,562

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)

	Amdocs Ltd. (a)	20,930	456,902
	Ascential Software Corp. (a)	2,200	29,634
	BMC Software, Inc. (a)	3,460	54,702
	Business Objects SA, ADR (a)	500	11,655
	Captaris, Inc. (a)	4,700	20,022
	Captiva Software Corp. (a)	4,800	53,760
	Check Point Software Technologies Ltd. (a)	3,160	53,625
	Citrix Systems, Inc. (a)	3,180	55,714
	Dassault Systemes SA	11,100	519,950
	Epicor Software Corp. (a)	3,800	45,714
	FileNet Corp. (a)	1,800	31,428
	Hyperion Solutions Corp. (a)	1,880	63,901
	Internet Security Systems, Inc. (a)	1,700	28,900
	Intuit, Inc. (a)	900	40,860
	Lawson Software, Inc. (a)	2,100	11,760
	Magma Design Automation, Inc. (a)	3,900	58,812
	Manhattan Associates, Inc. (a)	2,100	51,282
	Mercury Interactive Corp. (a)	2,020	70,458
	Micromuse, Inc. (a)	14,200	52,256
	Microsoft Corp.	108,824	3,008,984
	MSC.Software Corp. (a)	2,900	23,316
	Novell, Inc. (a)	5,680	35,841
	OpenTV Corp., Class A (a)	11,100	33,855
	Oracle Corp. (a)	47,240	532,867
	PLATO Learning, Inc. (a)	3,800	33,592
	Reynolds & Reynolds Co., Class A	2,400	59,208
	SAP AG, ADR	7,600	296,020
	ScanSoft, Inc. (a)	8,200	33,456
	SeaChange International, Inc. (a)	1,900	30,381
	Sybase, Inc. (a)	1,300	17,927
	Symantec Corp. (a)	4,000	219,520
	Take-Two Interactive Software, Inc. (a)	1,400	45,990
	Transaction Systems Architects, Inc., Class A (a)	2,100	39,028
	VERITAS Software Corp. (a)	2,270	40,406

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)

	Verity, Inc. (a)	2,600	33,488
	Software Total		6,251,776
	INFORMATION TECHNOLOGY TOTAL		26,330,223

MATERIALS – 3.4%

Chemicals – 1.6%

	Air Products & Chemicals, Inc.	19,124	1,039,963
	BOC Group PLC	21,500	344,851
	Cytec Industries, Inc.	800	39,160
	Eastman Chemical Co.	1,800	85,590
	Engelhard Corp.	1,800	51,030
	Fuller (H.B.) Co.	1,000	27,400
	International Flavors & Fragrances, Inc.	3,100	118,420
	Johnson Matthey PLC	9,600	166,300
	Kaneka Corp.	38,000	374,674
	Landec Corp. (a)	5,200	39,000
	Lubrizol Corp.	2,000	69,200
	Minerals Technologies, Inc.	600	35,316
	Potash Corp. of Saskatchewan, Inc.	1,640	105,239
	PPG Industries, Inc.	800	49,024
	Praxair, Inc.	34,800	1,487,352
	Schulman (A.), Inc.	1,300	28,652
	Sensient Technologies Corp.	1,300	28,132
	Shin-Etsu Chemical Co., Ltd.	10,600	381,502
	Stepan Co.	1,200	28,548
	Chemicals Total		4,499,353

Construction Materials – 0.3%

	Eagle Materials, Inc.	800	57,040
	Florida Rock Industries, Inc.	500	24,495
	Holcim Ltd.	7,257	383,717
	Lafarge SA	3,945	346,383
	Construction Materials Total		811,635

Containers & Packaging – 0.1%

	AptarGroup, Inc.	700	30,779
	Crown Holdings, Inc. (a)	5,000	51,550
	Greif, Inc., Class A	1,200	50,580
	Packaging Corp. of America	3,400	83,198
	Pactiv Corp. (a)	2,300	53,475
	Smurfit-Stone Container Corp. (a)	2,890	55,979
	Temple-Inland, Inc.	370	24,846
	Containers & Packaging Total		350,407

		Shares	Value ($)
Common Stocks – (continued)

MATERIALS – (continued)

Metals & Mining – 0.7%

	Alcoa, Inc.	22,500	755,775
	Allegheny Technologies, Inc.	1,300	23,725
	AMCOL International Corp.	2,500	47,800
	Carpenter Technology Corp.	1,700	81,158
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,000	40,500
	Inco Ltd. (a)	1,800	70,290
	Metal Management, Inc. (a)	2,300	41,814
	Oregon Steel Mills, Inc. (a)	3,700	59,200
	Peabody Energy Corp.	2,260	134,470
	Phelps Dodge Corp.	6,390	588,071
	RTI International Metals, Inc. (a)	2,200	42,614
	Steel Technologies, Inc.	4,400	112,715
	Metals & Mining Total		1,998,132

Paper & Forest Products – 0.7%

	Bowater, Inc.	2,580	98,530
	Georgia-Pacific Corp.	2,700	97,065
	Glatfelter	2,600	32,214
	International Paper Co.	2,110	85,265
	Mead Westvaco Corp.	28,250	901,175
	Mercer International, Inc. (a)	3,500	30,450
	Weyerhaeuser Co.	8,134	540,749
	Paper & Forest Products Total		1,785,448

	MATERIALS TOTAL		9,444,975

TELECOMMUNICATION SERVICES – 2.0%

Diversified Telecommunication Services – 1.5%

	BellSouth Corp.	17,403	471,969
	North Pittsburgh Systems, Inc.	1,300	26,923
	SBC Communications, Inc.	50,684	1,315,250
	Telecom Italia S.p.A.	72,522	224,222
	Telefonica SA	37,033	554,414
	Telenor ASA	66,500	507,347
	Verizon Communications, Inc.	27,089	1,066,765
	Diversified Telecommunication Services Total		4,166,890

Wireless Telecommunication Services – 0.5%

	American Tower Corp., Class A (a)	1,800	27,630
	Crown Castle International Corp. (a)	4,370	65,026
	Millicom International Cellular SA (a)	3,060	55,692
	Nextel Partners, Inc., Class A (a)	3,760	62,341

		Shares	Value ($)
Common Stocks – (continued)

TELECOMMUNICATION SERVICES – (continued)

Wireless Telecommunication Services – (continued)

	NTT DoCoMo, Inc.	419	714,323
	Price Communications Corp. (a)	1,785	27,221
	Telephone and Data Systems, Inc.	1,700	143,089
	VimpelCom, ADR (a)	200	21,760
	Vodafone Group PLC	105,200	252,484
	Western Wireless Corp., Class A (a)	1,710	43,964
	Wireless Telecommunication Services Total		1,413,530
	TELECOMMUNICATION SERVICES TOTAL		5,580,420

UTILITIES – 1.5%

Electric Utilities – 1.4%

	Allete, Inc.	533	17,333
	American Electric Power Co., Inc.	19,673	628,749
	Central Vermont Public Service Corp.	1,800	36,198
	CH Energy Group, Inc.	1,200	54,960
	Consolidated Edison, Inc.	22,541	947,624
	El Paso Electric Co. (a)	2,100	33,747
	Entergy Corp.	9,262	561,370
	Exelon Corp.	2,600	95,394
	Maine & Maritimes Corp.	400	11,600
	MGE Energy, Inc.	700	22,274
	Otter Tail Corp.	1,000	25,500
	PG&E Corp. (a)	7,100	215,840
	PPL Corp.	800	37,744
	Progress Energy, Inc.	2,100	88,914
	Puget Energy, Inc.	1,900	43,130
	Reliant Energy, Inc. (a)	2,800	26,124
	Southern Co.	2,539	76,119
	TXU Corp.	21,857	1,047,388
	Electric Utilities Total		3,970,008

Gas Utilities – 0.0%

	Cascade Natural Gas Corp.	800	16,984
	Northwest Natural Gas Co.	600	19,038
	WGL Holdings, Inc.	600	16,956
	Gas Utilities Total		52,978

Multi-utilities & Unregulated Power – 0.1%

	Constellation Energy Group, Inc.	1,800	71,712

		Shares	Value ($)
Common Stocks – (continued)

UTILITIES – (continued)

Multi-utilities & Unregulated Power – (continued)

	Energy East Corp.	2,100	52,878
	Multi-utilities & Unregulated Power Total		124,590
	UTILITIES TOTAL		4,147,576
	Total Common Stocks (cost of $156,885,569)		177,839,244

		Par ($)
Corporate Fixed-Income Bonds & Notes – 13.7%

BASIC MATERIALS – 0.5%

Chemicals – 0.2%

Acetex Corp.	10.875% 08/01/09	85,000	93,500
Airgas, Inc.	9.125% 10/01/11	140,000	157,500
Equistar Chemicals LP
	10.125% 09/01/08	60,000	67,350
	10.625% 05/01/11	15,000	17,100
Ethyl Corp.	8.875% 05/01/10	70,000	75,600
MacDermid, Inc.	9.125% 07/15/11	80,000	89,300
Nalco Co.	7.750% 11/15/11	90,000	95,513
	Chemicals Total		595,863

Forest Products & Paper – 0.3%

Westvaco Corp.	8.200% 01/15/30	690,000	820,817
	Forest Products & Paper Total		820,817

Iron/steel – 0.0%

Russel Metals, Inc.	6.375% 03/01/14	80,000	80,000
	Iron/steel Total		80,000
	BASIC MATERIALS TOTAL		1,496,680

COMMUNICATIONS – 1.7%

Advertising – 0.2%

Lamar Media Corp.	7.250% 01/01/13	275,000	296,312
R.H. Donnelley Finance Corp.	10.875% 12/15/12(b)	250,000	303,125
	Advertising Total		599,437

Media – 0.8%

Comcast Corp.	7.050% 03/15/33	600,000	657,396
Dex Media East LLC	12.125% 11/15/12	130,000	161,200
DirecTV Holdings LLC	8.375% 03/15/13	210,000	239,400
Echostar DBS Corp.
	5.750% 10/01/08	210,000	211,050
	6.625% 10/01/14(b)	90,000	89,100
Emmis Operating Co.	6.875% 05/15/12	45,000	46,519
Houghton Mifflin Co.	9.875% 02/01/13	80,000	84,000

		Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)

COMMUNICATIONS – (continued)

Media – (continued)

LIN Television Corp.	6.500% 05/15/13	175,000	177,625
Rogers Cable, Inc.
	6.250% 06/15/13	275,000	268,944
	7.875% 05/01/12	45,000	49,030
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	135,000	147,150
	Media Total		2,131,414

Telecommunications – 0.7%

MCI, Inc.
	5.908% 05/01/07	46,000	45,597
	6.688% 05/01/09	46,000	44,275
	7.735% 05/01/14	39,000	36,855

Nextel Communications, Inc.
	5.950% 03/15/14	45,000	44,325
	7.375% 08/01/15	250,000	268,125
Sprint Capital Corp.	6.125% 11/15/08	475,000	512,991
Verizon Global Funding Corp.	7.750% 12/01/30	750,000	898,238
	Telecommunications Total		1,850,406
	COMMUNICATIONS TOTAL		4,581,257

CONSUMER CYCLICAL – 1.3%

Auto Manufacturers – 0.0%

General Motors Corp.	7.125% 07/15/13	150,000	156,876
	Auto Manufacturers Total		156,876

Entertainment – 0.1%

Cinemark USA, Inc.	9.000% 02/01/13	150,000	168,000
Speedway Motorsports, Inc.	6.750% 06/01/13	150,000	156,375
Warner Music Group	7.375% 04/15/14(b)	75,000	77,437
	Entertainment Total		401,812

Home Builders – 0.2%

KB Home	8.625% 12/15/08	225,000	253,687
Toll Corp.	8.250% 12/01/11	205,000	226,525
	Home Builders Total		480,212

Leisure Time – 0.2%

K2, Inc.	7.375% 07/01/14(b)	75,000	79,054
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	50,000	53,250
	6.875% 12/01/13	50,000	53,188
	8.000% 05/15/10	25,000	28,188
	8.750% 02/02/11	180,000	210,150
	Leisure Time Total		423,830

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER CYCLICAL – (continued)

Lodging – 0.6%

Harrah’s Operating Co., Inc.	7.875% 12/15/05	275,000	289,437
Kerzner International	8.875% 08/15/11	95,000	104,262
MGM Grand, Inc.
	6.000% 10/01/09	25,000	25,375
	9.750% 06/01/07	265,000	294,813
Park Place Entertainment Corp.	9.375% 02/15/07	275,000	305,250
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	150,000	170,438
Station Casinos, Inc.	6.500% 02/01/14	325,000	333,125
	Lodging Total		1,522,700

Retail – 0.2%

Autonation, Inc.	9.000% 08/01/08	135,000	154,912
Domino’s, Inc.	8.250% 07/01/11	75,000	80,813
Finlay Fine Jewelry Corp.	8.375% 06/01/12(b)	65,000	69,875
Group 1 Automotive, Inc.	8.250% 08/15/13	55,000	58,163
Suburban Propane Partners	6.875% 12/15/13	85,000	87,550
Yum! Brands Inc.
	7.650% 05/15/08	50,000	56,373
	8.875% 04/15/11	45,000	55,642
	Retail Total		563,328

Toys/games/hobbies – 0.1%

Hasbro, Inc.	6.150% 07/15/08	125,000	132,813
	Toys/games/hobbies Total		132,813
	CONSUMER CYCLICAL TOTAL		3,681,571

CONSUMER NON-CYCLICAL – 2.1%

Beverages – 0.2%

Constellation Brands, Inc.	8.125% 01/15/12	275,000	303,187
Cott Beverages USA, Inc.	8.000% 12/15/11	275,000	299,750
	Beverages Total		602,937

Commercial Services – 0.2%

Corrections Corporation of America	7.500% 05/01/11	200,000	211,250
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,725
	8.625% 04/01/13	275,000	299,062
Commercial Services – (continued)
United Rentals North America, Inc.	7.750% 11/15/13	160,000	149,600
	Commercial Services Total		670,637

Cosmetics/personal Care – 0.3%

Procter & Gamble Co.	4.750% 06/15/07	750,000	781,830
	Cosmetics/personal Care Total		781,830

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

CONSUMER NON-CYCLICAL – (continued)

Healthcare Services – 1.1%

Extendicare Health Services, Inc.
	6.875% 05/01/14	35,000	35,350
	9.500% 07/01/10	15,000	16,762
HCA, Inc.
	6.950% 05/01/12	150,000	161,857
	7.125% 06/01/06	900,000	949,221
Province Healthcare Co.	7.500% 06/01/13	175,000	196,875
Select Medical Corp.	9.500% 06/15/09	200,000	218,000
Tenet Healthcare Corp.	5.375% 11/15/06	1,125,000	1,127,813
Triad Hospitals, Inc.
	7.000% 05/15/12	200,000	210,250
	7.000% 11/15/13	45,000	45,563
	Healthcare Services Total		2,961,691

Household Products/wares – 0.0%

Scotts Co.	6.625% 11/15/13	25,000	26,250
	Household Products/wares Total		26,250

Pharmaceuticals – 0.3%

AmerisourceBergen Corp.	8.125% 09/01/08	190,000	209,950
Omnicare, Inc.	8.125% 03/15/11	225,000	244,688
Wyeth	6.500% 02/01/34	250,000	255,240
	Pharmaceuticals Total		709,878
	CONSUMER NON-CYCLICAL TOTAL		5,753,223

ENERGY – 1.4%

Coal – .0.1%

Peabody Energy Corp., Series B
	6.875% 03/15/13	300,000	324,750
	Coal Total		324,750

Oil & Gas – 1.1%

Chesapeake Energy Corp.
	7.500% 09/15/13	165,000	180,262
	8.375% 11/01/08	100,000	109,250
Devon Financing Corp.	6.875% 09/30/11	700,000	791,049
Newfield Exploration Co.	6.625% 09/01/14(b)	175,000	182,000
Nexen, Inc.	7.875% 03/15/32	750,000	927,315
Pemex Project Funding Master Trust	7.875% 02/01/09	300,000	334,800
Plains Exploration & Production Co.	7.125% 06/15/14(b)	130,000	139,750
Pride International, Inc.	7.375% 07/15/14(b)	135,000	147,825
Vintage Petroleum, Inc.	7.875% 05/15/11	150,000	160,500
	Oil & Gas Total		2,972,751

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

ENERGY – (continued)

Oil & Gas Services – 0.2%

Grant Prideco, Inc.
Series B
	9.625% 12/01/07	270,000	303,075
Key Energy Services, Inc.	6.375% 05/01/13	35,000	35,000
Universal Compression, Inc.	7.250% 05/15/10	150,000	159,375
	Oil & Gas Services Total		497,450

Pipelines – 0.0%

Williams Companies, Inc.
	7.125% 09/01/11	20,000	21,900
	8.125% 03/15/12	120,000	138,000
	Pipelines Total		159,900
	ENERGY TOTAL		3,954,851

FINANCIALS – 4.2%

Banks – 2.3%

HSBC Capital Funding LP	9.547% 12/31/49(b)	1,000,000	1,244,400
Rabobank Capital Funding II	5.260% 12/31/49(b)	775,000	781,246
	Banks Total		2,025,646

Diversified Financial Services – 2.3%

Caterpillar Financial Services Corp.	1.830% 02/26/07(c)	225,000	225,074
Consumer Funding LLC	5.430% 04/20/15	510,000	545,419
Couche Tard US Finance	7.500% 12/15/13	155,000	165,075
Ford Motor Credit Co.	7.375% 02/01/11	970,000	1,055,593
General Motors Acceptance Corp.	6.875% 08/28/12	550,000	572,814
Goldman Sachs Group, Inc.	6.600% 01/15/12	970,000	1,074,760
Household Finance Corp.	5.875% 02/01/09	900,000	968,355
International Lease Finance Corp.	6.375% 03/15/09	875,000	955,675
Morgan Stanley	6.750% 04/15/11	360,000	404,910
UFJ Finance Aruba AEC	6.750% 07/15/13	375,000	417,431
	Diversified Financial Services Total		6,385,106

Insurance – 1.0%

Florida Windstorm Underwriting Association	7.125% 02/25/19(b)	1,150,000	1,350,249
Prudential Insurance Co. of America	7.650% 07/01/07(b)	1,150,000	1,276,316
	Insurance Total		2,626,565

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc.
	5.125% 04/01/11	100,000	98,264
	7.000% 03/15/08	75,000	79,984

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

FINANCIALS – (continued)

Real Estate Investment Trusts – (continued)

	8.750% 08/15/08	35,000	39,875
	Real Estate Investment Trusts Total		218,123

Venture Capital – 0.1%

Arch Western Finance LLC	7.500% 07/01/13(b)	255,000	274,763
	Venture Capital Total		274,763
	FINANCIALS TOTAL		11,530,203

INDUSTRIALS – 1.4%

Aerospace & Defense – 0.5%

K&F Industries, Inc., Series B	9.625% 12/15/10	150,000	167,250
L-3 Communications Corp.
	6.125% 07/15/13	15,000	15,187
	7.625% 06/15/12	275,000	303,188
Raytheon Co.	8.300% 03/01/10	700,000	834,400
	Aerospace & Defense Total		1,320,025

Construction & Engineering – 0.2%

Origen Manufactured Housing	3.380% 08/15/17	550,000	542,872
	Construction &vEngineering Total		542,872

Electronics – 0.0%

Fisher Scientific International	6.750% 08/15/14(b)	85,000	89,250
	Electronics Total		89,250

Environmental Control – 0.1%

Allied Waste North America, Inc.	9.250% 09/01/12	300,000	333,750
Synagro Technologies, Inc.	9.500% 04/01/09	25,000	26,625
	Environmental Control Total		360,375

Hand/machine Tools – 0.1%

Kennametal, Inc.	7.200% 06/15/12	175,000	190,906
	Hand/machine Tools Total		190,906

Machinery Diversified – 0.0%

Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	90,000	92,250
	Machinery Diversified Total		92,250

Miscellaneous Manufacturing – 0.1%

TransDigm, Inc.	8.375% 07/15/11	125,000	133,750
	Miscellaneous Manufacturing Total		133,750

Packaging & Containers – 0.3%

Ball Corp.	6.875% 12/15/12	285,000	304,950
Owens-Illinois, Inc.	7.350% 05/15/08	70,000	72,100
Silgan Holdings, Inc.	6.750% 11/15/13	225,000	229,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

INDUSTRIALS – (continued)

Packaging & Containers – (continued)

Stone Container Corp.	9.750% 02/01/11	200,000	221,500
	Packaging & Containers Total		828,050

Transportation – 0.1%

Offshore Logistics, Inc.	6.125% 06/15/13	95,000	95,950
Teekay Shipping Corp.	8.875% 07/15/11	265,000	299,450
	Transportation Total		395,400
	INDUSTRIALS TOTAL		3,952,878

TECHNOLOGY – 0.1%

Semiconductors – 0.1%

Freescale Semiconductor, Inc.	6.875% 06/01/33	175,000	181,125
	Semiconductors Total		181,125
	TECHNOLOGY TOTAL		181,125

UTILITIES – 1.0%

Electric – 1.0%

Dominion Resources, Inc.	6.300% 03/15/33	400,000	404,180
FirstEnergy Corp.	5.500% 11/15/06	1,050,000	1,092,882
Public Service Electric & Gas	4.000% 11/01/08	675,000	679,658
Southern Power Co.	6.250% 07/15/12	405,000	440,753
	Electric Total		2,617,473
	UTILITIES TOTAL		2,617,473

	Total Corporate Fixed-Income Bonds & Notes (cost of $36,185,542)		37,749,261

U.S. Government Obligations – 11.4%

U.S. GOVERNMENT AGENCIES – 10.2%

Federal Home Loan Mortgage Corp.
	5.000% 05/01/34-09/01/34	1,499,901	1,485,891
	5.500% 12/01/32	106,635	108,403
	6.500% 12/01/10–08/01/32	2,967,862	3,126,090
	7.000% 04/01/29–08/01/31	50,572	53,703
	7.500% 07/01/15–01/01/30	48,070	51,478
	8.000% 09/01/15	21,725	23,160
	12.000% 07/01/20	145,161	163,381
Federal National Mortgage Association
	4.500% 05/01/34	497,177	479,364
	5.000% 07/25/15–08/01/33	8,647,563	8,754,966
	5.500% 05/01/16-10/01/33	6,286,280	6,384,520
	6.000% 04/01/16–07/01/31	146,971	153,394
	6.120% 10/01/08	232,252	227,526

		Par ($)	Value ($)
U.S. Government Obligations – (continued)

U.S. GOVERNMENT AGENCIES – (continued)

Federal National Mortgage Association – (continued)

	6.500% 08/01/31–10/01/32	1,426,729	1,497,578
	6.625% 09/15/09	2,095,000	2,360,248
	7.000% 07/01/31–12/01/32	581,472	616,852
	7.500% 09/01/15–08/01/31	128,550	137,567
	8.000% 04/01/30–05/01/30	26,213	28,518
Government National Mortgage Association
	4.750% 07/20/25(c)	45,725	46,426
	6.000% 12/15/28–03/15/29	1,207,590	1,256,248
	6.500% 05/15/13–05/15/29	226,555	240,305
	7.000% 11/15/13–06/15/31	23,566	25,146
	7.500% 09/15/29	15,001	16,167
	8.000% 03/15/26–03/15/26	567,549	622,670
	9.000% 12/15/17	7,033	7,894
	U.S. GOVERNMENT AGENCIES TOTAL		27,867,495

U.S. GOVERNMENT BONDS – 1.2%

U..S. Treasury Bond
	6.250% 08/15/23	1,530,000	1,786,633
	5.375% 02/15/31	1,475,000	1,580,094
	U.S. GOVERNMENT BOND TOTAL		3,366,727

	Total Government Obligations (cost of $30,280,908)		31,234,222

Non-Agency Mortgage-Backed & Asset-Backed Securities – 6.3%

ASSET-BACKED SECURITIES – 3.6%

Capital One Multi-Asset Execution Trust	3.650% 07/15/11	870,000	872,697
Chase Manhattan Auto Owner Trust
	3.800% 05/15/08	197,385	199,150
	5.070% 02/15/08	69,374	70,296
Chemical Bank Master Credit Card Trust 1	5.980% 09/15/08	150,000	156,277
Continental Airlines Pass-Through Trust	7.461% 04/01/15	325,638	299,587
Federal Express Corp. Pass-Through Certificate	7.530% 09/23/06	368,974	393,850
MBNA Master Credit Card Trust USA	6.600% 04/16/07	3,900,000	3,920,787
Providian Gateway Master Trust	3.350% 09/15/11(b)	1,000,000	997,813
Standard Credit Card Master Trust	6.550% 10/07/07	1,500,000	1,559,010
Toyota Auto Receivables	4.720% 09/15/08	129,293	130,700
United Air Lines Pass-Through Certificate	7.032% 10/01/10 (d)	1,372,048	1,152,520

		Par ($)	Value ($)
U Non-Agency Mortgage-Backed & Asset-Backed Securities – (continued)

ASSET-BACKED SECURITIES – (continued)

	9.200% 03/22/08 (e)	507,021	202,808
	ASSET -BACKED TOTAL		9,955,495

NON-AGENCY MORTGAGE-BACKED SECURITIES – 2.7%

American Mortgage Trust	8.445% 09/27/22	25,570	23,013
Citicorp Pass-Through Trust	8.040% 12/15/19(b)	1,950,000	2,355,659
First Union Chase Commercial Mortgage	6.645% 06/15/31	750,000	825,075
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	3,750,000	4,180,012
Rural Housing Trust	6.330% 04/01/26	12,334	12,403
	NON-AGENCY MORTGAGE-BACKED TOTAL		7,396,162

	Total Non-Agency Mortgage-Backed & Asset-Backed Securities (cost of $17,240,471)		17,351,657

Municipal Bonds – 0.6%

California Infrastructure & Economic Development Authority	6.420% 12/26/09	1,200,000	1,300,320
Illinois State Taxable Pension	5.100%, 06/01/33	400,000	378,904

	Total Municipal Bonds (cost of $1,729,021)		1,679,224

Income Deposit Security – 0.0%

	Volume Services America Holdings, Inc.	2,000	29,400
	Total Income Deposit security (cost of $30,000)		29,400

		Shares
Preferred Stocks – 0.4%

CONSUMER DISCRETIONARY – 0.2%

Media – 0.2%

	News Corp., Ltd., ADR	17,500	548,275
	Media Total		548,275
	CONSUMER DISCRETIONARY TOTAL		548,275

HEALTH CARE – 0.2%

Health Care Providers & Services – 0.2%

	Fresenius AG	5,525	452,449
	Health Care Providers & Services Total		452,449
	HEALTH CARE TOTAL		452,449
	Total Preferred Stocks (cost of $1,196,539)		1,000,724

		Par ($)	Value ($)
Short-Term Obligations – 2.3%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.570%, collateralized by U.S. Treasury Notes maturing 08/15/12 – 05/15/14, market value $1,831,725 (repurchase proceeds $1,787,078)	1,787,000	1,787,000

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by U.S. Treasury Bonds & Notes, maturing 08/15/07 – 02/15/26, market value $4,781,006 (repurchase proceeds $4,666,205)	4,666,000	4,666,000

	Total Short-Term Obligations (cost of $6,453,000)		6,453,000

	Total Investments – 99.3% (cost of $250,001,050) (f)		273,336,732

	Other Assets & Liabilities, Net – 0.7%		1,943,141

	Net Assets – 100.0%		$275,279,873

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $9,457,862 which represents 3.4% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of September 30, 2004, the value of this security represents 0.1% of net assets..

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of September 30, 2004, the value of this security represents 0.1% of net assets..

(f)	Cost for federal income tax purposes is $250,412,967.

Acronym	Name

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
GDR	Global Depositary Receipt
RADIAN	Radian Asset Assurance
REIT	Real Estate Investment Trust
SA	Support Agreement

INVESTMENT PORTFOLIO
September 30, 2004 (Unaudited)	Liberty Federal Securities Fund, Variable Series

		Par ($)	Value ($)
Government Agencies & Obligations – 91.6%

U.S. GOVERNMENT AGENCIES – 48.3%

Federal Home Loan Mortgage Corp.
	5.500% 08/01/17–12/01/17	202,445	209,574
	5.875% 03/21/11	180,000	195,402
	6.000% 04/01/32	47,067	48,703
	6.250% 07/15/32	100,000	112,776
	6.750% 03/15/31	265,000	316,330
	7.000% 06/01/16–01/01/26	245,186	260,928
	7.500% 02/01/23–05/01/24	222,571	240,170
	8.500% 05/01/06	832	861
	10.500% 06/01/13–02/01/19	31,853	35,167
	10.750% 11/01/09	30,018	32,759
	11.250% 10/01/09–07/01/13	9,792	10,847
	12.000% 07/01/13-07/01/20	114,046	128,451
To Be Announced
	5.000% 01/20/19 (a)	11,365,000	11,539,021
	5.500% 01/14/34 (a)	27,300,000	27,666,857
Federal National Mortgage Association
	5.000% 09/25/12–02/01/18	150,117	152,800
	5.500% 02/15/06	200,000	207,966
	6.000% 12/15/05-02/01/25	701,231	730,444
	6.500% 03/01/09–08/01/31	2,284,518	2,402,601
	7.000% 07/01/11–03/01/29	574,738	610,284
	7.125% 03/15/07	250,000	274,225
	7.500% 11/01/29	213,096	228,470
	8.000% 04/01/30	9,798	10,660
	8.500% 05/01/30	506,512	552,530
	9.000% 10/01/05–05/01/20	19,409	21,314
	9.250% 03/25/18	87,682	96,155
	10.000% 03/01/16	51,132	56,420
	12.250% 09/01/12	27,283	31,285
To Be Announced
	5.000% 07/20/19 (a)	5,850,000	5,941,406
	5.000% 07/13/34 (a)	3,250,000	3,215,469
	5.500% 07/20/19 (a)	9,049,000	9,348,748
	6.000% 07/20/19 (a)	2,500,000	2,618,750
	6.000% 07/14/34 (a)	16,455,000	17,015,490
	6.500% 07/14/34 (a)	9,500,000	9,963,125

1

	Par ($)	Value ($)
Government Agencies & Obligations – (continued)

U.S. GOVERNMENT AGENCIES – (continued)

Government National Mortgage Association
4.750% 07/20/22-07/20/25	139,852	141,960
6.000% 03/15/29–08/15/29	2,809,798	2,922,045
6.500% 10/15/13–03/15/28	1,352,107	1,431,527
7.000% 09/15/29	83,585	89,219
7.500% 10/15/27–09/15/29	48,999	52,835
8.000% 04/15/08–07/15/08	91,051	97,086
8.500% 04/15/30	11,675	12,826
9.000% 06/15/16-01/15/20	89,124	100,251
9.500% 06/15/09–08/15/22	682,882	766,111
10.000% 11/15/09–11/15/19	67,940	75,020
11.500% 04/15/13–05/15/13	56,853	64,875
	U.S. GOVERNMENT AGENCIES TOTAL	100,029,743

U.S. GOVERNMENT OBLIGATIONS– 43.3%

U.S. Treasury Bonds/Notes

1.750% 12/31/04	100,000	99,992
3.000% 11/15/07	100,000	100,293
3.875% 02/15/13	3,262,000	3,241,613
4.375% 08/15/12	12,290,000	12,670,228
5.250% 11/15/28	2,200,000	2,288,172
5.375% 02/15/31	235,000	251,744
5.500% 08/15/28	3,610,000	3,880,609
5.625% 05/15/08	400,000	434,984
5.750% 08/15/10	18,084,000	20,160,134
5.750% 11/15/05	4,050,000	4,206,306
5.875% 11/15/04	160,000	160,819
6.000% 08/15/09	3,510,000	3,923,797
6.750% 08/15/26	5,820,000	7,228,620
6.875% 08/15/25 (b)	4,112,000	5,162,007
7.000% 07/15/06	6,840,000	7,372,234
7.125% 02/15/23	3,333,000	4,249,315
7.500% 02/15/05	8,078,000	8,245,239
9.375% 02/15/06	5,525,000	6,047,715
	U.S. GOVERNMENT OBLIGATIONS TOTAL	89,723,821

Total Government Agencies & Obligations (cost of $186,139,558)		189,753,564

2

		Par ($)	Value ($)
Non-Agency Mortgage-Backed & Asset-Backed Securities – 10.6%

American Mortgage Trust	8.445% 09/27/22	9,660	8,694
Asset Securitization Corp.	6.750% 02/14/43	1,375,000	1,493,387
BMW Vehicle Owner Trust	3.800% 05/25/06	9,664	9,684
Chase Funding Mortgage Loan	5.638% 11/25/31	2,000,000	2,032,020
	6.448% 09/25/30	2,300,000	2,332,844
	6.975% 02/25/32	3,000,000	3,078,660
Chase Manhattan Auto Owner Trust
	3.800% 05/15/08	197,385	199,150
	5.070% 02/15/08	86,717	87,870
Citibank Credit Card Issuance Trust	4.950% 02/09/09	250,000	260,735
Citicorp Mortgage Securities Inc.	10.000% 07/17/17	16,779	16,757
Comfed Bancorp, Inc.	6.032% 01/01/18	15,367	15,597
First Horizon Mortgage Pass-Through Trust	5.355% 11/25/33	912,926	847,295
Glendale Federal Bank	9.125% 01/25/08 (c)	2,109	2,108
GSMPS Mortgage Loan Trust	7.750% 09/19/27(d)	959,308	1,046,387
Honda Auto Receivables Owner Trust	3.830% 02/15/06	31,918	31,964
JP Morgan Commercial Mortgage Finance Corp.	7.400% 07/15/31	2,000,000	2,252,300
LB Commercial Conduit Mortgage Trust	6.210% 10/15/35	1,800,000	1,948,608
	6.590% 02/18/30	1,500,000	1,622,880
MBNA Credit Card Master Note Trust	4.450% 08/15/16	1,000,000	962,210
Mid-State Trust	7.340% 07/01/35	1,078,034	1,159,599
Nomura Asset Securities Corp.	7.120% 04/13/39	1,000,000	1,057,110
Residential Asset Mortgage Products, Inc.	5.600% 12/25/33	1,313,000	1,322,926
Rural Housing Trust	6.330% 04/01/26	61,672	62,013
Structured Asset Securities Corp., IO	1.869% 02/25/28	1,942,979	176,131

	Total Non-Agency Mortgage –Backed & Asset-Backed Securities (cost of $20,948,471)		22,026,929

Corporate Fixed-Income Bonds & Notes – 2.4%

COMMUNICATIONS – 0.2%

Media – 0.1%

Time Warner, Inc.	6.875% 05/01/12	100,000	111,220
Walt Disney Co.	7.300% 02/08/05	100,000	101,624
	Media Total		212,844

Telecommunications – 0.1%

Sprint Capital Corp.
	6.000% 01/15/07	50,000	52,844
	6.875% 11/15/28	50,000	52,320

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

COMMUNICATIONS – (continued)

Verizon New England, Inc.	6.500% 09/15/11	120,000	132,062
	Telecommunications Total		237,226
	COMMUNICATIONS TOTAL		450,070

CONSUMER CYCLICAL – 0.2%

Auto Manufacturers – 0.1%

Ford Motor Co.	7.450% 07/16/31	205,000	201,218
	Auto Manufacturers Total		201,218

Retail – 0.1%

Dayton Hudson Corp.	6.650% 08/01/28	125,000	139,993
	Retail Total		139,993
	CONSUMER CYCLICAL TOTAL		341,211

CONSUMER NON-CYCLICAL – 0.5%

Cosmetics/Personal Care – 0.5%

Procter & Gamble Co.	4.950% 08/15/14	1,000,000	1,024,140
	Cosmetics/Personal Care Total		1,024,140

Food – 0.0%

Kroger Co.	6.200% 06/15/12	50,000	54,217
	Food Total		54,217
	CONSUMER NON-CYCLICAL TOTAL		1,078,357

FINANCIALS – 1.3%

Banks – 0.3%

Bank of America Corp.	4.875% 01/15/13 (e)	175,000	177,653
Mellon Bank NA	7.625% 09/15/07	100,000	112,683
Sovereign Bank	5.125% 03/15/13	100,000	99,279
US Bancorp	3.125% 03/15/08	150,000	148,658
Wachovia Corp.	7.450% 07/15/05	100,000	103,812
Wells Fargo Bank NA	6.450% 02/01/11	50,000	56,065
	Banks Total		698,150

Diversified Financial Services – 1.0%

Boeing Cap Corp.	5.750% 02/15/07	100,000	105,933
Citigroup, Inc.	6.750% 12/01/05	100,000	104,921
	4.250% 07/29/09	1,000,000	1,016,800
Ford Motor Credit Co.	7.600% 08/01/05	120,000	124,564
General Electric Capital Corp.
	6.750% 03/15/32	100,000	115,232
	6.800% 11/01/05	125,000	130,508
Goldman Sachs Group, Inc.	4.125% 01/15/08	50,000	50,921
	5.250% 04/01/13	50,000	50,748

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)

FINANCIALS – (continued)

Diversified Financial Services – (continued)

Household Finance Corp.	4.625% 01/15/08	50,000	51,639
	6.375% 10/15/11	50,000	55,179
JP Morgan Chase & Co.	7.875% 06/15/10	125,000	147,810
Private Export Funding Corp.	5.340% 03/15/06	125,000	129,781
	Diversified Financial Services Total		2,084,036
	FINANCIALS TOTAL		2,782,186

GOVERNMENT – 0.0%

Multi-National – 0.0%

European Investment Bank	4.625% 03/01/07	80,000	83,178
	Total Multi-National		83,178
	GOVERNMENT TOTAL		83,178

INDUSTRIALS – 0.1%

Aerospace & Defense – 0.0%

Raytheon Co.	7.200% 08/15/27	50,000	57,196
	Aerospace & Defense Total		57,196

Hand/Machine Tools – 0.0%

Black & Decker Corp.	7.125% 06/01/11	50,000	57,407
	Hand/machine Tools Total		57,407

Transportation – 0.1%

Norfolk Southern Corp.	7.250% 02/15/31	75,000	87,319
Union Pacific Corp.	6.625% 02/01/29	50,000	53,826
	Transportation Total		141,145
	INDUSTRIALS TOTAL		255,748

	Total Corporate Fixed-Income Bonds & Notes (cost of $4,775,891)		4,990,750

		Par ($)	Value ($)
Sovereign Debt – 1.3%

Export Development of Canada	4.000% 08/01/07	100,000	101,991

Hydro-Quebec, Series HH, Yankee	8.500% 12/01/29	75,000	105,968

Inter-American Development Bank Yankee, Debenture	8.875% 06/01/09	125,000	152,883

Province of British Columbia	5.375% 10/29/08	50,000	53,681

Province of Manitoba	4.250% 11/20/06	100,000	102,771

Province of Manitoba, Yankee Debenture	5.500% 10/01/08	50,000	53,703

Province of New Brunswick	3.500% 10/23/07	50,000	50,339

State of Israel	5.500% 04/26/24	2,000,000	2,087,980
	Total Sovereign Debt (cost of $2,584,717)		2,709,316

5

Municipal Bonds – 0.1%

CALIFORNIA – 0.1%

Leland Stanford Junior University

	6.875% 02/01/24	150,000	175,538

	CALIFORNIA TOTAL		175,538
	Total Municipal Bonds (cost of $146,550)		175,538

			Par ($)	Value ($)
Short-Term Obligations – 36.6%

U.S. GOVERNMENT AGENCY – 3.9%

Federal Home Loan Mortgage Corp.	1.650% 10/01/04		8,000,000	8,000,000

REPURCHASE AGREEMENTS – 32.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.760%, collateralized by a Federal Home Loan Bank Note, maturing 06/17/05 and a Federal National Mortgage Association Note, maturing 03/05/12, market value of $69,223,409 (repurchase proceeds $67,864,318) (cost of $67,861,000)		67,861,000	67,861,000

	Total Short-Term Obligations (cost of $75,861,000)			75,861,000

	Total Investments – 142.6% (cost of $290,456,187)(f)			295,517,097

	Other Assets & Liabilities, Net – (42.6)%			(88,266,987)

	Net Assets – 100.0%			207,250,110

	Notes to Investment Portfolio:
	(a)	Security purchased on a delayed delivery basis.
	(b)	A portion of the security with a market value of $34,000 pledged as collateral for open futures contract.
	(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
	(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $1,046,387, which represents 0.5% of net assets.

	(e)	Investments in affiliates during the period ended September 30, 2004.

		Security name:

		Bank of America Corp. (as a result of a merger effective April 1, 2004, Bank of America Corp., became the parent company of the Investment Advisor).

		Par as of 12/31/03:	175,000
		Par purchased	—
		Par sold	—
		Par as of 09/30/04:	175,000
		Net realized gain or loss:	—
		Interest income earned:	$6,398
		Value at end of period:	$177,653
	(f)	Cost for federal income tax purposes is $293,390,050.

As of September 30, 2004, the Fund held the following long futures contracts:

6

Type	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
10-Year U.S. Treasury Note	$3,829,250	$3,832,625	Dec-2004	$(3,375)

	Acronym	Name

	IO	Interest Only

7

Investment Portfolio

Liberty Money Market Fund, Variable Series / September 30, 2004 (unaudited)

				Par ($)	Value ($)

CERTIFICATES OF DEPOSIT - 5.5%
Barclays Bank PLC,
	1.765%	05/25/05	(a)	5,000,000	4,999,012
Canadian Imperial Bank of Canada,
	1.650%	03/15/08	(a)	7,000,000	7,000,000
Total Certificates of Deposit
(cost of $11,999,012)					11,999,012

COMMERCIAL PAPER - 23.9% (b)
Bavaria TRR Corp.,
	1.800%	10/20/04		5,000,000	4,995,250
Charta Corp.,
	1.840%	11/17/04	(a)	5,000,000	4,987,989
Dexia Delaware LLC,
	1.495%	10/07/04	(a)	3,500,000	3,499,128
Govco, Inc.,
	1.630%	11/10/04	(a)(c)	4,000,000	3,992,755
Jupiter Securitization Corp.,
	1.690%	10/08/04	(a)(c)	10,000,000	9,996,714
Lloyds Bank PLC,
	1.160%	10/13/04	(a)	5,000,000	4,998,067
New Center Asset Trust,
	1.750%	11/12/04		5,000,000	4,989,821
Paradigm Funding Corp.,
	1.780%	10/12/04	(a)	5,000,000	4,997,280
Victory Receivables Corp.,
	1.800%	10/18/04	(a)	5,000,000	4,995,750
Windmill Funding Corp.,
	1.500%	10/06/04		5,000,000	4,998,958

Total Commercial Paper
(cost of $52,451,712)					52,451,712

CORPORATE BONDS - 30.4%
American Express Credit Corp.:
	1.841%	10/21/05	(a)(c)	3,000,000	3,000,000
	1.736%	10/05/05	(a)	5,000,000	5,000,000
American Healthcare Funding Corp.,
(LOC: LaSalle Bank)
	1.840%	05/01/27	(a)	2,305,000	2,305,000
Autumn House at Powder Mill, Inc.,
(LOC: SunTrust Bank)
	1.850%	02/01/28	(a)(c)	1,930,000	1,930,000
Bedford Hills Golf Club, Inc.,
(LOC: Fifth Third Bank)
	1.840%	04/01/13	(a)	1,000,000	1,000,000
Destiny Manufacturing, Inc.,
(LOC: Fifth Third Bank)
	1.840%	09/01/13	(a)	2,815,000	2,815,000
Engine Parts Warehouse, Inc.,
(LOC: Fifth Third Bank)
	1.840%	11/01/21	(a)(c)	3,690,000	3,690,000

General Electric Capital Corp.,
	1.868%	10/17/05	(a)	5,000,000	5,000,000
Grand Rapids Christian School,
(LOC: Fifth Third Bank)
	1.840%	09/01/28	(a)	2,000,000	2,000,000
HBOS PLC,
	1.890%	07/29/05	(a)(c)	3,000,000	3,002,229
Iowa 80 Group, Inc.,
	1.400%	06/01/16	(a)	6,540,000	6,540,000
JTJ Group LLC,
(LOC: Fifth Third Bank)
	1.840%	12/01/33	(a)	2,740,000	2,740,000
Light of the World Christian Church,
	1.840%	07/01/22	(a)	900,000	900,000
Morgan Stanley & Co., Inc.,
	1.850%	10/27/05	(a)	4,000,000	4,000,000
Pretasky Roach Property, Inc.,
(LOC: Wachovia Bank, NA)
	1.910%	01/01/19	(a)	2,000,000	2,000,000
Precision Packaging LLC,
	1.560%	01/01/12	(a)(c)	3,350,000	3,350,000
Red Lion Evangelical Association, Inc.,
(LOC: Wachovia Bank, NA)
	1.890%	06/01/26	(a)	2,410,000	2,410,000
Servaas, Inc.,
(LOC: Fifth Third Bank)
	1.840%	03/01/13	(a)	5,190,000	5,190,000
Thornburg Mortgage Capital Resources LLC,
	1.890%	12/16/04	(a)	5,000,000	4,979,839
Wells Fargo & Co.,
	1.730%	10/14/05	(a)(c)	5,000,000	5,000,000

Total Corporate Bonds
(cost of $66,852,068)					66,852,068

MUNICIPAL BONDS - 10.5%
Collier County Florida, IDA, Healthcare Facilities, Revenue Bonds, (LOC: Wachovia Bank)
	1.880%	11/01/19	(a)	800,000	800,000
Denver, Colorado, City & County Airport, Revenue Bonds, (LOC: Societe Generale)
	1.840%	11/15/05	(a)	3,400,000	3,400,000
New Jersey Economic Development Authority, State Pension Funding, (FSA INS/SPA: Dexia Credit Local)
	1.840%	02/15/29	(a)	9,000,000	9,000,000
Palm Beach County Airport, Revenue Bonds,
(LOC: SunTrust Bank)
	1.800%	10/01/20	(a)	1,430,000	1,430,000
St. Paul Housing & Redevelopment Authority, Revenue Bonds,
	1.840%	06/01/15	(a)	1,900,000	1,900,000
Wake Forest University, Revenue Bonds,
(LOC: Wachovia Bank)
	1.840%	07/01/17	(a)	20,000,000	2,000,000
Washington State Housing Finance Commission, Revenue Bonds, (LOC: Wells Fargo Bank)
	1.900%	11/01/35	(a)	4,415,000	4,415,000

Total Municipal Bonds
(cost of $22,945,000)					22,945,000

U.S. GOVERNMENT AGENCIES - 26.1%
Federal Home Loan Bank:
	1.350%	04/15/05		2,000,000	2,000,000
	1.540%	04/19/05	(a)	10,000,000	9,998,364
	1.760%	04/25/05	(a)	3,000,000	2,999,319
	1.350%	04/29/05		3,000,000	3,000,000
Federal Home Loan Mortgage Corp.:
	1.538%	10/07/05	(a)	10,000,000	10,000,000
	1.665%	11/07/05	(a)	2,000,000	2,000,000
Discount Note:
	1.610%	12/07/04	(b)	3,000,000	2,991,011
	1.810%	02/28/05	(b)	4,433,000	4,399,568
Federal National Mortgage Association:
	1.860%	03/23/05	(b)	15,000,000	14,998,570
	1.550%	05/04/05		2,000,000	2,000,000
	1.600%	05/13/05		1,000,000	1,000,000
	1.750%	05/23/05		2,000,000	2,000,000

Total U.S. Government Agencies
(cost of $57,386,832)					57,386,832

SHORT-TERM OBLIGATION - 3.9%
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.760%, collateralized by Federal National Mortgage Association maturing 08/25/05, market value $8,820,675 (repurchase proceeds $8,647,423) (cost of $8,647,000)				8,647,000	8,647,000

Total Investments - 100.3%
(cost of $220,281,624 (d)					220,281,624
Other Assets & Liabilities, Net- (0.3)%					(640,418)
Net Assets - 100.0%					$219,641,206

Notes to Investment Portfolio:

(a)          Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(b)         The rate shown represents the annualized yield at the date of purchase.

(c)          Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933.

These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At September 30, 2004, the aggregate amortized cost of the Fund's private placement securities was $33,961,698, which represents 15.5% of net assets. None of these securities were deemed illiquid.

(d)         Cost for both financial statement and federal income tax purposes is the same.

Acronyms	Name
FSA	Financial Security Assurance
IDA	Industrial Development Authority
INS	Insured
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Liberty Small Company Growth Fund, Variable Series

		Shares	Value ($)
Common Stocks – 99.5%

CONSUMER DISCRETIONARY – 16.5%

Hotels, Restaurants & Leisure – 3.6%

	Alliance Gaming Corp. (a)	23,600	355,416
	Gaylord Entertainment Co. (a)	20,300	629,300
	Pinnacle Entertainment, Inc. (a)	29,500	407,100
	Scientific Games Corp., Class A (a)	33,300	636,030
	Hotels, Restaurants & Leisure Total		2,027,846

Leisure Equipment & Products – 0.8%

	Marvel Enterprises, Inc. (a)	29,400	428,064
	Leisure Equipment & Products Total		428,064

Media – 4.6%

	Arbitron, Inc. (a)	15,300	560,133
	Cumulus Media, Inc., Class A (a)	24,400	351,116
	Journal Communications, Inc., Class A	700	12,278
	Lin TV Corp., Class A (a)	24,900	485,052
	Radio One, Inc., Class D (a)	32,100	456,783
	Sinclair Broadcast Group, Inc., Class A	62,000	452,600
	TiVo, Inc. (a)	49,300	326,366
	Media Total		2,644,328

Multiline Retail – 0.6%

	Fred’s, Inc.	19,300	346,628
	Multiline Retail Total		346,628

Specialty Retail – 6.2%

	Bombay Co., Inc. (a)	54,200	397,286
	Cost Plus, Inc. (a)	16,800	594,384
	Jarden Corp. (a)	23,350	852,041
	Pacific Sunwear of California, Inc. (a)	20,200	425,210
	Party City Corp. (a)	15,500	228,935
	Petco Animal Supplies, Inc. (a)	15,400	502,964
	Sharper Image Corp. (a)	24,800	531,960
	Specialty Retail Total		3,532,780

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 0.7%

	Carter’s, Inc. (a)	14,600	404,274
	Textiles, Apparel & Luxury Goods Total		404,274
	CONSUMER DISCRETIONARY TOTAL		9,383,920

CONSUMER STAPLES – 0.3%

Food & Staples Retailing – 0.3%

	Performance Food Group Co. (a)	7,600	180,120
	Food & Staples Retailing Total		180,120
	CONSUMER STAPLES TOTAL		180,120

ENERGY – 3.8%

Energy Equipment & Services – 2.3%

	Key Energy Services, Inc. (a)	36,700	405,535
	Maverick Tube Corp. (a)	13,000	400,530
	Unit Corp. (a)	14,800	519,184
	Energy Equipment & Services Total		1,325,249

Oil & Gas – 1.5%

	Edge Petroleum Corp. (a)	11,900	190,043
	Energy Partners Ltd. (a)	4,500	73,260
	Mission Resources Corp. (a)	41,300	259,777
	Western Gas Resources, Inc.	10,900	311,631
	Oil & Gas Total		834,711
	ENERGY TOTAL		2,159,960

FINANCIALS – 10.9%

Capital Markets – 1.0%

	Jefferies Group, Inc.	16,800	579,096
	Capital Markets Total		579,096

Commercial Banks – 3.8%

	Boston Private Financial Holdings, Inc.	17,400	434,304
	East-West Bancorp, Inc.	16,600	557,594
	Mercantile Bank Corp.	15,855	552,388
	Prosperity Bancshares, Inc.	23,000	614,560
	Commercial Banks Total		2,158,846

Diversified Financial Services – 4.0%

	ACE Cash Express, Inc. (a)	14,300	372,372
	Commercial Capital BanCorp, Inc.	22,466	509,754
	Greenhill & Co., Inc.	18,800	443,680
	MTC Technologies, Inc. (a)	21,400	591,282
	National Financial Partners Corp.	9,700	347,066
	Diversified Financial Services Total		2,264,154

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – 2.1%
	Infinity Property & Casualty Corp.	21,800	643,754
	Philadelphia Consolidated Holding Co. (a)	10,000	551,200
	Insurance Total		1,194,954
	FINANCIALS TOTAL		6,197,050

HEALTH CARE – 22.9%

Biotechnology – 4.9%

	BioMarin Pharmaceuticals, Inc. (a)	58,200	302,058
	Cell Therapeutics, Inc. (a)	50,200	344,372
	Cytogen Corp. (a)	23,200	244,528
	Exact Sciences Corp. (a)	35,500	117,150
	NeoPharm, Inc. (a)	47,445	406,129
	Neurocrine Biosciences, Inc. (a)	7,900	372,564
	Protein Design Labs, Inc. (a)	23,100	452,298
	Telik, Inc. (a)	25,600	570,880
	Biotechnology Total		2,809,979

Health Care Equipment & Supplies – 6.7%

	Bio-Rad Laboratories, Inc., Class A (a)	7,600	388,360
	Cardiac Science, Inc. (a)	91,000	174,720
	Conceptus, Inc. (a)	35,300	327,231
	Cytyc Corp. (a)	13,600	328,440
	Integra LifeSciences Holdings Corp. (a)	16,400	526,604
	LCA-Vision, Inc.	17,500	451,325
	Medical Action Industries, Inc. (a)	29,700	493,852
	Palomar Medical Technologies, Inc. (a)	10,700	234,544
	SonoSite, Inc. (a)	20,700	539,235
	SurModics, Inc. (a)	16,100	382,375
	Health Care Equipment & Supplies Total		3,846,686

Health Care Providers & Services – 3.4%

	Advisory Board Co. (a)	19,900	668,640
	America Service Group, Inc. (a)	9,953	408,471
	Isolagen, Inc. (a)	34,800	328,860
	LifePoint Hospitals, Inc. (a)	10,800	324,108
	U.S. Physical Therapy, Inc. (a)	13,400	182,106
	Health Care Providers & Services Total		1,912,185

Pharmaceuticals – 7.9%

	Advancis Pharmaceutical Corp. (a)	39,600	322,740
	Atrix Laboratories, Inc. (a)	15,100	463,419
	BioSante Pharmaceuticals, Inc. (a)	10,300	92,803
	Bone Care International, Inc. (a)	19,600	476,280

See Accompanying Notes to Financials Statements.

3

		Shares	Value ($)
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)

	Caraco Pharmaceutical Laboratories Ltd. (a)	13,800	106,260
	DepoMed, Inc. (a)	72,100	376,362
	DOV Pharmaceutical, Inc. (a)	32,400	555,336
	Nektar Therapeutics (a)	30,200	437,296
	Noven Pharmaceuticals, Inc. (a)	28,400	591,856
	Renovis, Inc. (a)	33,700	269,937
	Salix Pharmaceuticals Ltd. (a)	24,850	534,772
	Taro Pharmaceuticals Industries Ltd. (a)	12,600	294,588
	Pharmaceuticals Total		4,521,649
	HEALTH CARE TOTAL		13,090,499

INDUSTRIALS – 13.7%

Aerospace & Defense – 1.2%

	DRS Technologies, Inc. (a)	18,000	673,920
	Aerospace & Defense Total		673,920

Air Freight & Logistics – 2.0%

	EGL, Inc. (a)	18,000	544,680
	UTI Worldwide, Inc.	10,000	588,100
	Air Freight & Logistics Total		1,132,780

Commercial Services & Supplies – 4.7%

	Corporate Executive Board Co.	8,200	502,168
	Educate, Inc. (a)	31,800	374,922
	Laureate Education, Inc. (a)	11,800	439,196
	MDC Partners, Inc., Class A (a)	38,500	488,180
	Navigant Consulting, Inc. (a)	20,200	443,592
	NCO Group, Inc. (a)	15,900	428,505
	Commercial Services & Supplies Total		2,676,563

Construction & Engineering – 1.0%

	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	18,500	554,815
	Construction & Engineering Total		554,815

Electrical Equipment – 0.5%

	Plug Power, Inc. (a)	42,400	271,784
	Electrical Equipment Total		271,784

Machinery – 1.2%

	Cuno, Inc. (a)	7,675	443,231
	RAE Systems, Inc. (a)	45,500	253,890
	Machinery Total		697,121

See Accompanying Notes to Financials Statements.

4

		Shares	Value ($)
Common Stocks – (continued)

INDUSTRIALS – (continued)

Road & Rail – 2.6%
	Genesee & Wyoming, Inc., Class A (a)	20,957	530,631
	Heartland Express, Inc.	29,550	545,198
	Sirva, Inc. (a)	19,000	435,100
	Road & Rail Total		1,510,929

Trading Companies & Distributors – 0.5%

	Aceto Corp.	22,400	322,560
	Trading Companies & Distributors Total		322,560
	INDUSTRIALS TOTAL		7,840,472

INFORMATION TECHNOLOGY – 29.2%

Communications Equipment – 2.9%

	F5 Networks, Inc. (a)	15,900	484,314
	Finisar Corp. (a)	120,400	156,520
	Foundry Networks, Inc. (a)	42,500	403,325
	Inter-Tel, Inc.	14,739	318,657
	Netopia, Inc. (a)	30,300	64,842
	NMS Communications Corp. (a)	40,000	195,200
	Communications Equipment Total		1,622,858

Computers & Peripherals – 2.3%

	Applied Films Corp. (a)	19,000	342,190
	Cray, Inc. (a)	68,600	242,158
	PalmSource, Inc. (a)	23,500	487,390
	Pinnacle Systems, Inc. (a)	56,200	234,354
	Computers & Peripherals Total		1,306,092

Electronic Equipment & Instruments – 3.0%

	Anixter International, Inc. (a)	13,900	487,751
	Global Imaging Systems, Inc. (a)	17,400	540,792
	Itron, Inc. (a)	22,100	385,645
	OSI Systems, Inc. (a)	18,100	291,410
	Electronic Equipment & Instruments Total		1,705,598

Internet Software & Services – 4.2%

	Corillian Corp. (a)	97,000	447,170
	Digital River, Inc. (a)	15,900	473,502
	Digitas, Inc. (a)	61,500	475,395
	Equinix, Inc. (a)	10,700	329,239
	PEC Solutions, Inc. (a)	4,300	50,396
	Retek, Inc. (a)	94,300	430,008
	TeleCommunication Systems, Inc., Class A (a)	58,200	186,822
	Internet Software & Services Total		2,392,532

See Accompanying Notes to Financials Statements.

5

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – 0.6%

	MAXIMUS, Inc. (a)	12,700	365,887
	IT Services Total		365,887

Semiconductors & Semiconductor Equipment – 9.5%

	Artisan Components, Inc. (a)	14,800	430,828
	August Technology Corp. (a)	27,800	190,986
	Brooks Automation, Inc. (a)	38,000	537,700
	DSP Group, Inc. (a)	13,500	284,175
	Entegris, Inc. (a)	68,500	571,290
	FEI Co. (a)	21,700	428,792
	Integrated Circuit Systems, Inc. (a)	12,300	264,450
	IXYS Corp. (a)	62,900	451,622
	Laedis Technology, Inc.	21,100	238,008
	Mykrolis Corp. (a)	34,500	347,415
	Silicon Image, Inc. (a)	55,100	696,464
	Silicon Storage Technology, Inc. (a)	54,700	348,439
	Ultratech, Inc. (a)	29,500	462,265
	Zoran Corp. (a)	12,400	194,928
	Semiconductors & Semiconductor Equipment Total		5,447,362

Software – 6.7%

	Activision, Inc. (a)	30,952	429,304
	Captiva Software Corp. (a)	41,000	459,200
	Epicor Software Corp. (a)	25,800	310,374
	FileNET Corp. (a)	13,700	239,202
	Magma Design Automation, Inc. (a)	30,100	453,908
	Manhattan Associates, Inc. (a)	15,500	378,510
	Micromuse, Inc. (a)	108,700	400,016
	OpenTV Corp., Class A (a)	104,200	317,810
	ScanSoft, Inc. (a)	63,400	258,672
	Take-Two Interactive Software, Inc. (a)	9,000	295,650
	Verity, Inc. (a)	22,300	287,224
	Software Total		3,829,870
	INFORMATION TECHNOLOGY TOTAL		16,670,199

MATERIALS – 2.2%

Chemicals – 0.5%

	Landec Corp. (a)	40,200	301,500
	Chemicals Total		301,500
Metals & Mining – 1.7%
	AMCOL International Corp.	10,700	204,584

See Accompanying Notes to Financials Statements.

6

		Shares	Value ($)
Common Stocks – (continued)

MATERIALS – (continued)

Metals & Mining – (continued)

	Oregon Steel Mills, Inc. (a)	27,200	452,336
	Steel Technologies, Inc.	11,800	302,281
	Metals & Mining Total		959,201
	MATERIALS TOTAL		1,260,701

	Total Common Stocks (cost of $51,917,345)		56,782,921

		Par ($)	Value ($)

Short-Term Obligation – 0.2%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 05/15/16, market value $122,713 (repurchase proceeds $119,005)	119,000	119,000

	Total Short-Term Obligation (cost of $119,000)		119,000

	Total Investments – 99.7% (cost of $52,036,345) (b)		56,901,921

	Other Assets & Liabilities, Net – 0.3%		199,260

	Net Assets – 100.0%		57,101,181

	Notes to Investment Portfolio:
	(a) Non-income producing security.
	(b) Cost for federal income tax purposes is $52,036,345.

See Accompanying Notes to Financials Statements.

7

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Stein Roe Growth Stock Fund, Variable Series

		Shares	Value ($)
Common Stocks – 99.3%

CONSUMER DISCRETIONARY – 12.4%

Media – 10.7%

	Comcast Corp., Class A (a)	119,800	3,383,152
	Liberty Media Corp., Class A (a)	191,800	1,672,496
	Liberty Media International, Inc., Class A (a)	11,724	391,136
	News Corp. Ltd., ADR	56,000	1,840,720
	Time Warner, Inc. (a)	173,400	2,798,676
	Viacom, Inc., Class B	100,900	3,386,204
	Media Total		13,472,384

Specialty Retail – 1.7%

	Home Depot, Inc.	53,900	2,112,880
	Specialty Retail Total		2,112,880
	CONSUMER DISCRETIONARY TOTAL		15,585,264

CONSUMER STAPLES – 13.4%

Food & Staples Retailing – 7.7%

	Costco Wholesale Corp.	114,700	4,766,932
	Wal-Mart Stores, Inc.	90,800	4,830,560
	Food & Staples Retailing Total		9,597,492

Household Products – 5.7%

	Colgate-Palmolive Co.	77,700	3,510,486
	Procter & Gamble Co.	68,200	3,690,984
	Household Products Total		7,201,470
	CONSUMER STAPLES TOTAL		16,798,962

ENERGY – 3.9%

Energy Equipment & Services – 3.9%

	Schlumberger Ltd.	72,200	4,859,782
	Energy Equipment & Services Total		4,859,782
	ENERGY TOTAL		4,859,782

FINANCIALS – 8.3%

Capital Markets – 1.3%

	Merrill Lynch & Co., Inc.	34,000	1,690,480
	Capital Markets Total		1,690,480
Commercial Banks – 3.4%

	Wells Fargo & Co.	72,300	4,311,249
	Commercial Banks Total		4,311,249

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – 3.6%

	American International Group, Inc.	66,100	4,494,139
	Insurance Total		4,494,139
	FINANCIALS TOTAL		10,495,868

HEALTH CARE – 21.4%

Biotechnology – 3.0%

	Amgen, Inc. (a)	65,700	3,723,876
	Biotechnology Total		3,723,876

Health Care Equipment & Supplies – 4.8%

	Medtronic, Inc.	117,100	6,077,490
	Health Care Equipment & Supplies Total		6,077,490

Health Care Providers & Services – 2.4%

	Cardinal Health, Inc.	67,600	2,958,852
	Health Care Providers & Services Total		2,958,852

Pharmaceuticals – 11.2%

	Johnson & Johnson	80,900	4,557,097
	Novartis AG, ADR	105,200	4,909,684
	Pfizer, Inc.	151,400	4,632,840
	Pharmaceuticals Total		14,099,621
	HEALTH CARE TOTAL		26,859,839

INDUSTRIALS – 4.5%

Industrial Conglomerates – 4.5%

	General Electric Co.	169,400	5,688,452
	Industrial Conglomerates Total		5,688,452
	INDUSTRIALS TOTAL		5,688,452

INFORMATION TECHNOLOGY – 35.4%

Communications Equipment – 3.2%

	Cisco Systems, Inc. (a)	224,300	4,059,830
	Communications Equipment Total		4,059,830
Computers & Peripherals – 3.1%

	Dell, Inc. (a)	110,700	3,940,920
	Computers & Peripherals Total		3,940,920

IT Services – 1.7%

	Paychex, Inc.	69,800	2,104,470
	IT Services Total		2,104,470

Semiconductors & Semiconductor Equipment – 20.0%

	Altera Corp. (a)	199,100	3,896,387
	Analog Devices, Inc.	59,800	2,319,044
	Applied Materials, Inc. (a)	172,300	2,841,227

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Semiconductors & Semiconductor Equipment – (continued)

	ASML Holding N.V., N.Y. Registered Shares (a)	231,900	2,984,553
	Intel Corp.	12,000	240,720
	Marvell Technology Group Ltd. (a)	49,100	1,282,983
	Maxim Integrated Products, Inc.	87,600	3,704,604
	Microchip Technology, Inc.	67,500	1,811,700
	Novellus Systems, Inc. (a)	97,300	2,587,207
	Xilinx, Inc.	127,800	3,450,600
	Semiconductors & Semiconductor Equipment Total		25,119,025

Software – 7.4%

	Microsoft Corp.	256,000	7,078,400
	SAP AG, ADR	55,100	2,146,145
	Software Total		9,224,545
	INFORMATION TECHNOLOGY TOTAL		44,448,790

	Total Common Stocks (cost of $126,594,535)		124,736,957

		Par ($)	Value ($)
Short–Term Obligation – 0.6%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 02/15/20, market value $702,538 (repurchase proceeds $683,029)	683,000	683,000

	Total Short-Term Obligation (cost of $683,000)		683,000

	Total Investments - 99.9% (cost of $127,277,535) (b)		125,419,957

	Other Assets & Liabilities, Net - 0.1%		176,332

	Net Assets - 100.0%		125,596,289

	Notes to Investment Portfolio:
	(a) Non-income producing security.
	(b) Cost for federal income tax purposes is $127,277,535.

See Accompanying Notes to Financials Statements.

3

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financials Statements.

4

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	SteinRoe Variable Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 24, 2004